UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740
(Name and address of agent for service)

(626) 385-5777

Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2024

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

First Trust Capital Management

FIRST TRUST MERGER ARBITRAGE FUND

Class A Shares – VARAX

Class C Shares - VARCX

Class I Shares – VARBX

FIRST TRUST MULTI-STRATEGY FUND

Class A Shares – FTMAX

Class C Shares – FTMCX

Class I Shares – FTMIX

Semi-Annual Report

March 31, 2024

First Trust Capital Management L.P. | 225 W. Wacker Dr. | 21st Floor | Chicago, IL 60606 | P: 773.828.6700

The First Trust Capital Management Funds

Each a series of Investment Managers Series Trust II

Table of Contents

Schedule of Investments	1
Statements of Assets and Liabilities	22
Statements of Operations	24
Statements of Changes in Net Assets	25
Statements of Cash Flows	29
Financial Highlights	31
Notes to Financial Statements	37
Supplemental Information	57
Expense Examples	60

This report and the financial statements contained herein are provided for the general information of the shareholders of the First Trust Capital Management Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.firsttrustcapital.com

First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 66.5%
	AEROSPACE/DEFENSE-EQUIPMENT — 1.2%
406,665	Kaman Corp.	$18,653,724

	BUILDING PRODUCTS-DOORS/WINDOWS — 3.6%
444,711	Masonite International Corp.*,1,2	58,457,261

	BUILDING-RESIDENTIAL/COMMERCIAL — 4.3%
1,110,104	M.D.C. Holdings, Inc.[1]	69,836,643

	ENTERPRISE SOFTWARE/SERVICE — 0.1%
13,000	Everbridge, Inc.*	452,790
116,204	HireRight Holdings Corp.*	1,658,231
		2,111,021
	HUMAN RESOURCES — 0.0%
1,046	First Advantage Corp.	16,966

	LIFE/HEALTH INSURANCE — 5.9%
1,385,380	American Equity Investment Life Holding Co.*,1	77,886,063
35,556	National Western Life Group, Inc. - Class A1	17,492,130
		95,378,193
	MEDICAL LABS & TESTING SERVICES — 0.0%
8,018	Agiliti, Inc.*	81,142

	MEDICAL-BIOMEDICAL/GENERICS — 0.6%
226,680	Cerevel Therapeutics Holdings, Inc.*	9,581,764

	OIL COMP-EXPLORATION & PRODUCTION — 4.8%
455,343	Enerplus Corp.	8,952,043
260,158	Pioneer Natural Resources Co.[1]	68,291,475
		77,243,518
	REAL ESTATE MGMNT/SERVIC — 4.8%
6,961,877	Tricon Residential, Inc.[1,2]	77,624,928

	RETAIL-RESTAURANTS — 0.6%
1,017,327	Carrols Restaurant Group, Inc.	9,674,780

	SPECIFIED PURPOSE ACQUISITIONS — 39.4%
367,000	99 Acquisition Group, Inc. - Class A*	3,780,100
422,950	AI Transportation Acquisition Corp.[3]	4,347,926
649,911	Aimei Health Technology Co., Ltd.[2,3]	6,642,090
427,345	Alchemy Investments Acquisition Corp. I*,2	4,525,584
716,480	Alpha Star Acquisition Corp.[2,3]	8,096,224
400,279	Alphatime Acquisition Corp.[2,3]	4,383,055
1

First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Number of Shares		Value
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
524,847	AlphaVest Acquisition Corp.[2,3]	$5,736,578
1,083,465	AP Acquisition Corp. - Class A2,3	12,221,485
540,098	APx Acquisition Corp. I - Class A2,3	6,167,919
1,873,474	Ares Acquisition Corp. II*,2	19,802,620
200,880	ARYA Sciences Acquisition Corp. IV - Class A2,3	2,263,918
430,000	Battery Future Acquisition Corp. - Class A2,3	4,730,000
543,089	Bayview Acquisition Corp. - Class A2,3	5,474,337
435,454	Blue Ocean Acquisition Corp. - Class A2,3	4,811,767
267,231	Blue World Acquisition Corp. - Class A2,3	2,987,643
583,875	Bowen Acquisition Corp.[2,3]	6,119,010
502,661	Bukit Jalil Global Acquisition I Ltd.[2,3]	5,277,940
525,843	BurTech Acquisition Corp. - Class A*	5,805,307
74,418	byNordic Acquisition Corp. - Class A*	825,668
109,368	Cactus Acquisition Corp. I Ltd. - Class A*,2	1,197,580
1,501,481	Cartesian Growth Corp. II2,3	16,681,454
94,088	Cartica Acquisition Corp.	1,041,554
235,508	Cartica Acquisition Corp. - Class A*,2	2,590,588
576,153	CF Acquisition Corp. VII - Class A3	6,285,829
2,941,213	Churchill Capital Corp. VII - Class A3	31,470,979
407,251	Coliseum Acquisition Corp. - Class A2,3	4,373,876
535,425	Colombier Acquisition Corp. II - Class A*,2	5,498,815
561,575	Compass Digital Acquisition Corp. - Class A2,3	6,008,852
1,393,734	Concord Acquisition Corp. II - Class A3	14,655,113
409,797	Consilium Acquisition Corp. I Ltd. - Class A2	4,524,159
384,008	Constellation Acquisition Corp. I - Class A*,2	4,243,288
363,369	Distoken Acquisition Corp.[2,3]	3,909,850
433,397	Embrace Change Acquisition Corp.[3]	4,819,375
526,181	Enphys Acquisition Corp. - Class A2	5,693,278
593,930	EVe Mobility Acquisition Corp. - Class A*,2	6,497,594
766,861	Evergreen Corp. - Class A2,3	8,680,867
407,409	Feutune Light Acquisition Corp.[3]	4,395,943
298,443	Finnovate Acquisition Corp. - Class A*,2	3,354,499
288,097	Fintech Ecosystem Development Corp. - Class A3	3,169,067
101,077	Fusion Pharmaceuticals, Inc.	2,154,962
745,980	Generation Asia I Acquisition Ltd. - Class A2,3	8,220,700
532,295	Global Lights Acquisition Corp.[2,3]	5,418,763
95,182	Global Star Acquisition, Inc. - Class A*	1,020,351
175,641	Golden Star Acquisition Corp.	1,838,961
416,808	Goldenstone Acquisition Ltd.[3]	4,597,392
1,018,983	Haymaker Acquisition Corp. IV2	10,617,803
492,466	Horizon Space Acquisition I Corp.[2,3]	5,358,030
673,967	InFinT Acquisition Corp.[2,3]	7,716,922
2

First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Number of Shares		Value
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
1,173,007	Inflection Point Acquisition Corp. II - Class A2	$12,281,383
419,484	Integrated Wellness Acquisition Corp. - Class A2,3	4,748,559
958,670	Investcorp Europe Acquisition Corp. I - Class A2	10,818,591
1,382,398	Investcorp India Acquisition Corp. - Class A2,3	15,482,858
913,104	Israel Acquisitions Corp.[2,3]	9,952,834
364,918	IX Acquisition Corp. - Class A2,3	4,087,082
422,195	JVSPAC Acquisition Corp. - Class A3	4,243,060
1,396,579	Keen Vision Acquisition Corp.[2,3]	14,594,251
435,882	Kensington Capital Acquisition Corp. V - Class A2,3	4,720,602
360,537	LatAmGrowth SPAC - Class A2,3	4,048,830
61,623	Metal Sky Star Acquisition Corp.*,2	682,783
382,009	Mountain & Co. I Acquisition Corp. - Class A2	4,389,283
1,614,653	Nabors Energy Transition Corp. II - Class A2,3	16,792,391
548,260	Oak Woods Acquisition Corp. - Class A2,3	5,877,347
1,600,126	Patria Latin American Opportunity Acquisition Corp. - Class A2,3	18,065,423
406,132	Pegasus Digital Mobility Acquisition Corp. - Class A2,3	4,544,617
126,247	PowerUp Acquisition Corp. - Class A*,2	1,392,504
1,010,393	Project Energy Reimagined Acquisition Corp. - Class A3	10,629,334
835,762	Pyrophyte Acquisition Corp. - Class A2,3	9,302,031
802	RCF Acquisition Corp. - Class A	8,918
2,418,152	Rigel Resource Acquisition Corp. - Class A2,3	27,010,758
6,381,948	Screaming Eagle Acquisition Corp. - Class A2,3	68,286,844
1,229,756	SDCL EDGE Acquisition Corp. - Class A2,3	13,453,531
346,947	Slam Corp. - Class A2	3,861,520
280,628	Spark I Acquisition Corp.*,2	2,879,243
1,416,540	Spring Valley Acquisition Corp. II - Class A2,3	15,553,609
42,246	Target Global Acquisition I Corp. - Class A*,2	471,465
353,389	TenX Keane Acquisition - Class A*,2	3,912,016
274,083	TLGY Acquisition Corp. - Class A*,2	3,097,138
45,432	TMT Acquisition Corp.	485,895
1,625,830	TortoiseEcofin Acquisition Corp. III - Class A2,3	17,510,189
959,011	Tristar Acquisition I Corp. - Class A2,3	10,510,761
570,307	Valuence Merger Corp. I - Class A2,3	6,478,688
599,000	Zalatoris II Acquisition Corp.[2,3]	6,487,170
		636,697,123
	TRANSPORT-MARINE — 1.2%
309,912	Eagle Bulk Shipping, Inc.[2]	19,360,203

	TOTAL COMMON STOCKS
	(Cost $1,036,453,849)	1,074,717,266
3

First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Number of Shares		Value
	PREFERRED STOCKS — 2.0%
	ENERGY — 1.3%
193,036	NuStar Energy LP - Series A, 12.357%[4,5]	$4,991,911
436,969	NuStar Energy LP - Series B, 11.234%[4,5]	11,037,837
167,553	NuStar Energy LP - Series C, 12.471%[4,5]	4,252,495
		20,282,243
	INDUSTRIALS — 0.7%
222,417	Textainer Group Holdings Ltd. 7.000%[1,2,4,5]	5,580,442
220,566	Textainer Group Holdings Ltd. - Series B 6.250%[1,2,4]	5,536,207
		11,116,649
	TOTAL PREFERRED STOCKS
	(Cost $31,447,644)	31,398,892

	RIGHTS — 0.0%
287,741	ABIOMED, Inc., Expiration Date: December 30, 2029*,1,6	293,496

	TOTAL RIGHTS
	(Cost $293,496)	293,496

	UNITS — 0.7%
	SPECIFIED PURPOSE ACQUISITIONS — 0.7%
314,640	Aimfinity Investment Corp. I2,3	3,498,797
611,000	Black Hawk Acquisition Corp.[3]	6,201,650
204,152	Legato Merger Corp. III*,2	2,069,080
		11,769,527
	TOTAL UNITS
	(Cost $11,581,644)	11,769,527

	WARRANTS — 0.0%
92,500	Alchemy Investments Acquisition Corp. I, Expiration Date: June 26, 2028*	17,575
178,475	Colombier Acquisition Corp. II, Expiration Date: December 31, 2028*,2	82,099
653	Haymaker Acquisition Corp. IV, Expiration Date: September 12, 2028*,2	131
443,350	Inflection Point Acquisition Corp. II, Expiration Date: July 17, 2028*,2	66,502
1,215,815	Keen Vision Acquisition Corp., Expiration Date: September 15, 2028*,2,3	65,532
664,600	Nabors Energy Transition Corp. II, Expiration Date: September 5, 2028*,2	73,106
140,555	Spark I Acquisition Corp., Expiration Date: November 27, 2028*,2	25,440
	TOTAL WARRANTS
	(Cost $0)	330,385
4

First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 29.0%
468,285,540	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 5.15%[1,7]	$468,285,540
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $468,285,540)	468,285,540

	TOTAL INVESTMENTS — 98.2%
	(Cost $1,548,062,173)	1,586,795,106

	Assets in Excess of Other Liabilities — 1.8%	29,196,403
	TOTAL NET ASSETS — 100.0%	$1,615,991,509

	SECURITIES SOLD SHORT — (6.6)%
	COMMON STOCKS — (6.6)%
	CONSULTING SERVICES — (0.0)%
(3,820)	Sterling Check Corp.	(61,426)

	INVESTMENT MANAGEMENT/ADVISORY SERVICES — (0.6)%
(219,922)	Brookfield Asset Management, Inc. - Class A2	(9,241,122)

	OIL COMP-EXPLORATION & PRODUCTION — (0.5)%
(46,102)	Chord Energy Corp.	(8,217,220)

	OIL COMP-INTEGRATED — (4.3)%
(604,452)	Exxon Mobil Corp.	(70,261,501)

	TRANSPORT-MARINE — (1.2)%
(812,307)	Star Bulk Carriers Corp.[2]	(19,389,768)

	TOTAL COMMON STOCKS
	(Proceeds $97,977,403)	(107,171,037)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $97,977,403)	$(107,171,037)

Number of Contracts
	WRITTEN OPTIONS CONTRACTS — (0.0)%
	CALL OPTIONS — (0.0)%
	Carrols Restaurant Group, Inc.
(4,767)	Exercise Price: $10.00, Notional Amount: $(4,767,000), Expiration Date: June 21, 2024*	(11,917)
(202)	Exercise Price: $10.00, Notional Amount: $(202,000), Expiration Date: September 20, 2024*	(505)
	Fusion Pharmaceuticals, Inc.
(47)	Exercise Price: $22.50, Notional Amount: $(105,750), Expiration Date: May 17, 2024*	(470)
	M.D.C. Holdings, Inc.
5

First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
(2,594)	Exercise Price: $65.00, Notional Amount: $(16,861,000), Expiration Date: June 21, 2024*	$(19,455)
	TOTAL CALL OPTIONS
	(Proceeds $56,130)	(32,347)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $56,130)	$(32,347)

LP — Limited Partnership

*	Non-income producing security.
1	All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral is $305,819,921, which represents 18.92% of the total net assets of the Fund.
2	Foreign security denominated in U.S. Dollars.
3	Affiliated company.
4	Perpetual security. Maturity date is not applicable.
5	Variable rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
6	The value of these securities was determined using significant unobservable inputs and is reported as Level 3 securities in the Fair Value Hierarchy.
7	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

6

First Trust Merger Arbitrage Fund

SUMMARY OF INVESTMENTS

As of March 31, 2024 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Specified Purpose Acquisitions	39.4%
Life/Health Insurance	5.9%
Oil Comp-Exploration & Production	4.8%
Real Estate Mgmnt/Servic	4.8%
Building-Residential/Commercial	4.3%
Building Products-Doors/Windows	3.6%
Aerospace/Defense-Equipment	1.2%
Transport-Marine	1.2%
Retail-Restaurants	0.6%
Medical-Biomedical/Generics	0.6%
Enterprise Software/Service	0.1%
Human Resources	0.0%
Medical Labs & Testing Services	0.0%
Total Common Stocks	66.5%
Preferred Stocks	2.0%
Rights	0.0%
Units
Specified Purpose Acquisitions	0.7%
Warrants	0.0%
Short-Term Investments	29.0%
Total Investments	98.2%
Other Assets in Excess of Liabilities	1.8%
Total Net Assets	100.0%

Please refer to Schedule of Investments for information on securities sold short and written options contracts.

See accompanying Notes to Financial Statements.

7

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2024 (Unaudited)

Principal Amount[1]		Value
	COLLATERALIZED LOAN OBLIGATIONS — 32.4%
1,500,000	AIMCO CLO Ltd. 5.848%, 4/19/2037[2]	$1,500,000
1,000,000	Alinea CLO Ltd. Series 2018-1A, Class D, 8.679% (3-Month Term SOFR+336 basis points), 7/20/2031[2]	997,500
	Apidos CLO Ltd.
1,500,000	Series 2018-29A, Class C, 8.336% (3-Month Term SOFR+301 basis points), 7/25/2030[2]	1,482,399
1,150,000	Series 2016-24A, Class DR, 11.379% (3-Month Term SOFR+606 basis points), 10/20/2030[2]	1,120,534
1,000,000	Series 2017-28A, Class C, 8.079% (3-Month Term SOFR+276 basis points), 1/20/2031[2,3]	979,629
1,000,000	Series 2013-15A, Class ERR, 11.279% (3-Month Term SOFR+596 basis points), 4/20/2031[2,3]	991,498
1,500,000	Series 2015-20A, Class DR, 11.276% (3-Month Term SOFR+596 basis points), 7/16/2031[2,3]	1,463,069
1,250,000	8.560%, 10/18/2031[2]	1,245,314
500,000	Series XXXA, Class D, 11.160% (3-Month Term SOFR+586 basis points), 10/18/2031[2,3]	495,287
500,000	Series 2022-41A, Class E, 13.648% (3-Month Term SOFR+833 basis points), 10/20/2034[2]	509,569
	Ares CLO Ltd.
1,000,000	Series 2016-40A, Class CRR, 8.376% (3-Month Term SOFR+306 basis points), 1/15/2029[2,3]	997,991
1,450,000	Series 2018-50A, Class D, 8.476% (3-Month Term SOFR+316 basis points), 1/15/2032[2,3]	1,439,367
500,000	Assurant CLO Ltd. Series 2017-1A, Class ER, 12.779% (3-Month Term SOFR+746 basis points), 10/20/2034[2,3]	470,300
	Barings CLO Ltd.
750,000	Series 2018-3A, Class E, 11.329% (3-Month Term SOFR+601 basis points), 7/20/2029[2,3]	742,497
1,120,000	Series 2018-2A, Class C, 8.276% (3-Month Term SOFR+296 basis points), 4/15/2030[2]	1,118,962
1,000,000	Series 2018-2A, Class D, 11.126% (3-Month Term SOFR+581 basis points), 4/15/2030[2]	987,189
1,000,000	Series 2016-1A, Class DR, 8.627% (3-Month Term SOFR+331 basis points), 7/23/2030[2]	1,000,012
1,250,000	Series 2015-2A, Class DR, 8.529% (3-Month Term SOFR+321 basis points), 10/20/2030[2]	1,256,701
	Benefit Street Partners CLO Ltd.
250,000	Series 2015-8A, Class DR, 11.179% (3-Month Term SOFR+586 basis points), 1/20/2031[2,3]	236,040
8

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Principal Amount[1]		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
1,500,000	Series 2018-5BA, Class C, 8.509% (3-Month Term SOFR+319 basis points), 4/20/2031[2,3]	$1,499,970
1,000,000	BlueMountain Fuji U.S. CLO I Ltd. Series 2017-1A, Class D, 9.129% (3-Month Term SOFR+381 basis points), 7/20/2029[2]	988,226
1,050,000	Bristol Park CLO Ltd. Series 2016-1A, Class ER, 12.576% (3-Month Term SOFR+726 basis points), 4/15/2029[2,3]	1,038,804
	Carlyle Global Market Strategies CLO Ltd.
250,000	Series 2014-4RA, Class C, 8.476% (3-Month Term SOFR+316 basis points), 7/15/2030[2,3]	244,660
750,000	Series 2014-4RA, Class D, 11.226% (3-Month Term SOFR+591 basis points), 7/15/2030[2]	717,641
1,500,000	Series 2014-2RA, Class C, 8.369% (3-Month Term SOFR+306 basis points), 5/15/2031[2,3]	1,488,753
1,000,000	Series 2014-3RA, Class C, 8.531% (3-Month Term SOFR+321 basis points), 7/27/2031[2,3]	983,385
1,000,000	Series 2015-4A, Class CR, 9.279% (3-Month Term SOFR+396 basis points), 7/20/2032[2,3]	1,000,003
	Carlyle U.S. CLO Ltd.
1,000,000	Series 2017-4A, Class C, 8.376% (3-Month Term SOFR+306 basis points), 1/15/2030[2,3]	992,500
1,000,000	Series 2017-2A, Class C, 9.279% (3-Month Term SOFR+396 basis points), 7/20/2031[2,3]	986,315
1,000,000	Series 2023-5A, Class D, 10.423% (3-Month Term SOFR+510 basis points), 1/27/2036[2]	1,010,191
500,000	Catamaran CLO Ltd. Series 2018-1A, Class D, 9.236% (3-Month Term SOFR+391 basis points), 10/25/2031[2,3]	497,290
	CIFC Funding Ltd.
1,500,000	Series 2017-4A, Class D, 11.680% (3-Month Term SOFR+636 basis points), 10/24/2030[2,3]	1,494,484
1,000,000	Series 2015-1A, Class ERR, 11.579% (3-Month Term SOFR+626 basis points), 1/22/2031[2]	995,692
750,000	Series 2013-3RA, Class C, 8.480% (3-Month Term SOFR+316 basis points), 4/24/2031[2]	749,144
1,500,000	Series 2013-3RA, Class D, 11.480% (3-Month Term SOFR+616 basis points), 4/24/2031[2,3]	1,493,367
1,000,000	Series 2014-3A, Class DR2, 8.979% (3-Month Term SOFR+366 basis points), 10/22/2031[2,3]	997,527
1,000,000	Crestline Denali CLO Ltd. Series 2016-1A, Class DR, 8.927% (3-Month Term SOFR+361 basis points), 10/23/2031[2]	992,699
9

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Principal Amount[1]		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
1,000,000	Dewolf Park CLO Ltd. Series 2017-1A, Class DR, 8.426% (3-Month Term SOFR+311 basis points), 10/15/2030[2,3]	$991,532
750,000	Dryden Senior Loan Fund Series 2022-106A, Class D, 11.014% (3-Month Term SOFR+570 basis points), 10/15/2035[2,3]	764,350
	Eaton Vance CLO Ltd.
1,000,000	Series 2018-1A, Class D, 8.776% (3-Month Term SOFR+346 basis points), 10/15/2030[2]	1,002,119
450,000	Series 2018-1A, Class E, 11.576% (3-Month Term SOFR+626 basis points), 10/15/2030[2]	428,384
	Flatiron CLO Ltd.
1,000,000	6.923%, 5/20/2036[2]	1,000,000
750,000	Series 2023-2A, Class E, 13.035% (3-Month Term SOFR+783 basis points), 1/15/2037[2,3]	760,535
	Galaxy CLO Ltd.
500,000	Series 2018-27A, Class E, 11.367% (3-Month Term SOFR+604 basis points), 5/16/2031[2,3]	501,260
750,000	Series 2018-28A, Class D, 8.576% (3-Month Term SOFR+326 basis points), 7/15/2031[2]	748,857
1,000,000	Series 2018-25A, Class D, 8.686% (3-Month Term SOFR+336 basis points), 10/25/2031[2,3]	998,451
1,250,000	Series 2018-25A, Class E, 11.536% (3-Month Term SOFR+621 basis points), 10/25/2031[2]	1,230,187
1,000,000	11.437% (3-Month Term SOFR+0 basis points), 11/22/2031[2,3]	1,002,292
	Generate CLO Ltd.
500,000	Series 6A, Class ER, 12.379% (3-Month Term SOFR+706 basis points), 1/22/2035[2,3]	488,237
1,000,000	Series 2023-12A, Class E, 13.718% (3-Month Term SOFR+840 basis points), 7/20/2036[2,3]	1,026,945
1,000,000	Series 3A, Class D2R, 10.205% (3-Month Term SOFR+490 basis points), 10/20/2036[2]	1,012,361
1,450,000	Gilbert Park CLO Ltd. Series 2017-1A, Class D, 8.526% (3-Month Term SOFR+321 basis points), 10/15/2030[2,3]	1,448,419
1,000,000	Hartwick Park CLO Ltd. Series 2023-1A, Class D, 9.841% (3-Month Term SOFR+450 basis points), 1/21/2036[2]	1,011,627
	HPS Loan Management Ltd.
1,500,000	Series 8A-2016, Class DR, 8.479% (3-Month Term SOFR+316 basis points), 7/20/2030[2,3]	1,492,242
1,000,000	8.310%, 7/18/2031[2]	992,965
500,000	Series 2023-17A, Class E, 13.266% (3-Month Term SOFR+795 basis points), 4/23/2036[2]	512,591
1,000,000	KKR CLO Ltd. Series 44A, Class D, 10.310% (3-Month Term SOFR+500 basis points), 1/20/2036[2]	1,006,558
10

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Principal Amount[1]		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
	Magnetite CLO Ltd.
1,000,000	Series 2018-20A, Class E, 10.929% (3-Month Term SOFR+561 basis points), 4/20/2031[2,3]	$1,006,162
1,100,000	Series 2020-25A, Class E, 11.936% (3-Month Term SOFR+661 basis points), 1/25/2032[2]	1,104,868
1,250,000	Series 2022-35A, Class ER, 12.575% (3-Month Term SOFR+725 basis points), 10/25/2036[2,3]	1,271,527
800,000	Myers Park CLO Ltd. Series 2018-1A, Class D, 8.629% (3-Month Term SOFR+331 basis points), 10/20/2030[2]	798,000
	Neuberger Berman Loan Advisers CLO Ltd.
500,000	Series 2017-25A, Class DR, 8.410% (3-Month Term SOFR+311 basis points), 10/18/2029[2]	496,491
750,000	Series 2017-24A, Class E, 11.591% (3-Month Term SOFR+628 basis points), 4/19/2030[2]	751,448
1,000,000	Series 2018-28A, Class D, 8.429% (3-Month Term SOFR+311 basis points), 4/20/2030[2,3]	995,372
	OCP CLO Ltd.
1,500,000	8.778% (3-Month Term SOFR+0 basis points), 10/17/2030[2,3]	1,493,279
750,000	Series 2014-5A, Class CR, 8.486% (3-Month Term SOFR+316 basis points), 4/26/2031[2]	745,108
1,000,000	Series 2019-16A, Class DR, 8.737% (3-Month Term SOFR+341 basis points), 4/10/2033[2]	993,774
1,000,000	Series 2023-30A, Class D, 9.819% (3-Month Term SOFR+450 basis points), 1/24/2037[2]	1,007,763
1,000,000	Series 2023-30A, Class E, 12.409% (3-Month Term SOFR+709 basis points), 1/24/2037[2]	1,000,143
	Octagon Investment Partners Ltd.
1,500,000	Series 2018-18A, Class C, 8.276% (3-Month Term SOFR+296 basis points), 4/16/2031[2]	1,462,100
750,000	Series 2022-1A, Class D1, 10.318% (3-Month Term SOFR+500 basis points), 10/20/2035[2,3]	755,613
	OZLM Ltd.
1,000,000	Series 2018-22A, Class C, 8.228% (3-Month Term SOFR+291 basis points), 1/17/2031[2,3]	988,942
1,000,000	Series 2017-21A, Class C, 8.249% (3-Month Term SOFR+293 basis points), 1/20/2031[2,3]	997,803
1,120,000	Series 2018-20A, Class C, 8.529% (3-Month Term SOFR+321 basis points), 4/20/2031[2,3]	1,107,577
1,000,000	Series 2018-20A, Class D, 11.379% (3-Month Term SOFR+606 basis points), 4/20/2031[2]	954,908
590,000	Series 2019-23A, Class DR, 9.326% (3-Month Term SOFR+401 basis points), 4/15/2034[2]	591,491
11

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Principal Amount[1]		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
500,000	Palmer Square Loan Funding Ltd. Series 2020-1A, Class SUB, 0.000%, 2/19/2028[3,4,5,6,7]	$—
1,000,000	Post CLO Ltd. Series 2024-1A, Class E, 12.072% (3-Month Term SOFR+680 basis points), 4/20/2037[2,3]	991,352
	Regatta Funding Ltd.
800,000	Series 2018-3A, Class D, 8.786% (3-Month Term SOFR+346 basis points), 10/25/2031[2]	801,724
500,000	Series 2018-4A, Class C, 8.886% (3-Month Term SOFR+356 basis points), 10/25/2031[2,3]	497,561
850,000	Series 2018-3A, Class E, 11.536% (3-Month Term SOFR+621 basis points), 10/25/2031[2,3]	829,246
1,000,000	Series 2018-4A, Class D, 12.086% (3-Month Term SOFR+676 basis points), 10/25/2031[2]	968,647
1,000,000	12.576%, 1/15/2033	1,004,848
1,000,000	Series 2016-1A, Class ER2, 11.994% (3-Month Term SOFR+666 basis points), 6/20/2034[2]	990,080
1,000,000	Series 2023-2A, Class D, 10.478% (3-Month Term SOFR+525 basis points), 1/25/2037[2,3]	1,028,126
1,000,000	RR Ltd. Series 2018-5A, Class C, 8.676% (3-Month Term SOFR+336 basis points), 10/15/2031[2,3]	1,002,235
525,000	Shackleton CLO Ltd. Series 2015-7RA, Class D, 8.906% (3-Month Term SOFR+359 basis points), 7/15/2031[2,3]	520,403
	Signal Peak CLO Ltd.
1,000,000	Series 2019-1A, Class D, 9.429% (3-Month Term SOFR+411 basis points), 4/30/2032[2]	994,116
1,000,000	9.526%, 4/25/2037[2]	1,000,000
	Sound Point CLO Ltd.
1,000,000	Series 2017-3A, Class C, 8.579% (3-Month Term SOFR+326 basis points), 10/20/2030[2,3]	982,469
1,000,000	Series 2017-4A, Class C, 8.079% (3-Month Term SOFR+276 basis points), 1/21/2031[2]	946,358
1,350,000	Series 2018-2A, Class D, 8.586% (3-Month Term SOFR+326 basis points), 7/26/2031[2]	1,279,876
1,225,000	Symphony CLO Ltd. Series 2023-38A, Class D, 10.519% (3-Month Term SOFR+520 basis points), 4/24/2036[2]	1,243,315
750,000	Texas Debt Capital CLO Ltd. Series 2023-2A, Class E, 12.978% (3-Month Term SOFR+766 basis points), 7/21/2035[2,3]	756,429
12

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Principal Amount[1]		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
1,000,000	Trinitas CLO Ltd. Series 2023-25A, Class D1, 10.331% (3-Month Term SOFR+500 basis points), 1/23/2037[2]	$1,029,412
750,000	Upland CLO Ltd. Series 2016-1A, Class CR, 8.479% (3-Month Term SOFR+316 basis points), 4/20/2031[2]	744,375
	Voya CLO Ltd.
750,000	Series 2017-1A, Class C, 8.908% (3-Month Term SOFR+359 basis points), 4/17/2030[2,3]	746,318
500,000	Series 2013-1A, Class CR, 8.526% (3-Month Term SOFR+321 basis points), 10/15/2030[2,3]	489,806
1,000,000	8.229%, 1/20/2031	966,488
750,000	Series 2014-1A, Class CR2, 8.360% (3-Month Term SOFR+306 basis points), 4/18/2031[2,3]	721,561
1,250,000	Series 2018-2A, Class D, 8.326% (3-Month Term SOFR+301 basis points), 7/15/2031[2,3]	1,217,732
	TOTAL COLLATERALIZED LOAN OBLIGATIONS
	(Cost $93,483,493)	95,899,267

	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.0%
3,958,226	Alternative Loan Trust Series 2006-HY10, Class 1X, 0.476%, 5/25/2036[6,7]	78,721
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $118,666)	78,721

Number of Shares
	COMMON STOCKS — 15.7%
	AEROSPACE/DEFENSE-EQUIPMENT — 0.4%
24,877	Kaman Corp.	1,141,108

	BUILDING PRODUCTS-DOORS/WINDOWS — 1.2%
27,117	Masonite International Corp.*,5,8	3,564,530

	BUILDING-RESIDENTIAL/COMMERCIAL — 1.4%
65,510	M.D.C. Holdings, Inc.[5]	4,121,234

	ENTERPRISE SOFTWARE/SERVICE — 0.0%
700	Everbridge, Inc.*	24,381
6,965	HireRight Holdings Corp.*	99,390
		123,771
	HUMAN RESOURCES — 0.0%
63	First Advantage Corp.	1,022
13

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Number of Shares		Value
	LIFE/HEALTH INSURANCE — 1.8%
79,979	American Equity Investment Life Holding Co.*,5	$4,496,419
1,776	National Western Life Group, Inc. - Class A	873,721
		5,370,140
	MEDICAL-BIOMEDICAL/GENERICS — 0.2%
14,629	Cerevel Therapeutics Holdings, Inc.*	618,368

	OIL COMP-EXPLORATION & PRODUCTION — 1.6%
26,957	Enerplus Corp.	529,975
15,634	Pioneer Natural Resources Co.[5]	4,103,925
		4,633,900
	REAL ESTATE MGMNT/SERVIC — 1.5%
403,891	Tricon Residential, Inc.[5,8]	4,503,385

	REITS-SHOPPING CENTERS — 0.3%
37,434	Kimco Realty Corp.	734,081

	RETAIL-RESTAURANTS — 0.1%
43,980	Carrols Restaurant Group, Inc.	418,250

	SPECIFIED PURPOSE ACQUISITIONS — 6.8%
25,000	99 Acquisition Group, Inc. - Class A*	257,500
24,438	AI Transportation Acquisition Corp.	251,223
26,484	Aimei Health Technology Co., Ltd.*,8	270,666
22,847	Alchemy Investments Acquisition Corp. I*,8	241,950
45,572	Alpha Star Acquisition Corp.*,5,8	514,964
23,770	Alphatime Acquisition Corp.*,8	260,281
19,505	AlphaVest Acquisition Corp.*,8	213,190
15,935	AP Acquisition Corp. - Class A*,5,8	179,747
11,166	APx Acquisition Corp. I - Class A*,5,8	127,516
21,769	Ares Acquisition Corp. II*,5,8	230,098
9,593	ARYA Sciences Acquisition Corp. IV - Class A*,8	108,113
60,000	Battery Future Acquisition Corp. - Class A*,5,8	660,000
19,012	Bayview Acquisition Corp. - Class A*,8	191,641
12,416	Blue Ocean Acquisition Corp. - Class A*,8	137,197
7,220	Blue World Acquisition Corp. - Class A*,8	80,720
33,514	Bowen Acquisition Corp.*,8	351,227
21,837	Bukit Jalil Global Acquisition I Ltd.*,8	229,288
15,628	BurTech Acquisition Corp. - Class A*,5	172,533
14,428	byNordic Acquisition Corp. - Class A*	160,079
5,138	Cactus Acquisition Corp. I Ltd. - Class A8	56,261
50,062	Cartesian Growth Corp. II*,5,8	556,189
3,412	Cartica Acquisition Corp.	37,771
14

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Number of Shares		Value
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
8,554	Cartica Acquisition Corp. - Class A*,5,8	$94,094
19,350	CF Acquisition Corp. VII - Class A*,5	211,108
4,556	Chenghe Acquisition I Co. - Class A*,8	51,164
105,661	Churchill Capital Corp. VII - Class A*,5	1,130,573
15,873	Coliseum Acquisition Corp. - Class A*,8	170,476
15,528	Colombier Acquisition Corp. II - Class A*,8	159,473
13,431	Compass Digital Acquisition Corp. - Class A*,8	143,712
30,000	Constellation Acquisition Corp. I - Class A*,5,8	331,500
16,944	CSLM Acquisition Corp. - Class A*,8	187,062
11,982	Distoken Acquisition Corp.*,5,8	128,926
25,377	Embrace Change Acquisition Corp.	282,192
21,757	Enphys Acquisition Corp. - Class A*,8	235,411
11,031	EVe Mobility Acquisition Corp. - Class A*,8	120,679
22,164	Evergreen Corp. - Class A*,8	250,896
6,352	Feutune Light Acquisition Corp.	68,538
17,867	Finnovate Acquisition Corp. - Class A*,8	200,825
6,033	Fusion Pharmaceuticals, Inc.	128,624
14,474	Generation Asia I Acquisition Ltd. - Class A*,8	159,503
13,712	Global Lights Acquisition Corp.*,8	139,588
992	Global Star Acquisition, Inc. - Class A*,5	10,634
1,880	Golden Star Acquisition Corp.[5]	19,684
7,289	Goldenstone Acquisition Ltd.*,5	80,398
20,458	Haymaker Acquisition Corp. IV*,8	213,172
27,380	Horizon Space Acquisition I Corp.*,5,8	297,894
14,162	InFinT Acquisition Corp. - Class A*,8	162,155
30,000	Inflection Point Acquisition Corp. II - Class A*,5,8	314,100
7,473	Integrated Wellness Acquisition Corp. - Class A*,8	84,594
14,285	Investcorp Europe Acquisition Corp. I - Class A*,5,8	161,206
63,492	Investcorp India Acquisition Corp. - Class A*,5,8	711,110
19,929	Israel Acquisitions Corp.*,5,8	217,226
11,209	IX Acquisition Corp. - Class A*,8	125,541
25,186	JVSPAC Acquisition Corp. - Class A	253,119
30,250	Keen Vision Acquisition Corp.*,8	316,112
9,506	Kensington Capital Acquisition Corp. V - Class A*,8	102,950
1,675	Metal Sky Star Acquisition Corp.*,8	18,559
4,886	Mountain & Co. I Acquisition Corp. - Class A*,5,8	56,140
33,839	Nabors Energy Transition Corp. II - Class A*,8	351,926
18,817	Oak Woods Acquisition Corp. - Class A*,5,8	201,718
50,000	Patria Latin American Opportunity Acquisition Corp. - Class A*,5,8	564,500
28,097	Pegasus Digital Mobility Acquisition Corp. - Class A*,8	314,405
1,354	PowerUp Acquisition Corp. - Class A*,8	14,935
60,004	Project Energy Reimagined Acquisition Corp. - Class A5	631,242
15

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Number of Shares		Value
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
44,917	Pyrophyte Acquisition Corp. - Class A*,8	$499,926
46	RCF Acquisition Corp. - Class A	512
67,560	Rigel Resource Acquisition Corp. - Class A*,5,8	754,645
67,583	Screaming Eagle Acquisition Corp. - Class A*,8	723,138
67,026	SDCL EDGE Acquisition Corp. - Class A*,5,8	733,264
15,619	Slam Corp. - Class A*,8	173,839
10,510	Spark I Acquisition Corp.*,8	107,833
29,882	Spring Valley Acquisition Corp. II - Class A*,8	328,104
9,947	Target Global Acquisition I Corp. - Class A*,8	111,009
18,297	TenX Keane Acquisition - Class A*,8	202,548
2,672	TLGY Acquisition Corp. - Class A*,8	30,194
2,712	TMT Acquisition Corp.	29,005
53,709	TortoiseEcofin Acquisition Corp. III - Class A*,5,8	578,446
25,298	Tristar Acquisition I Corp. - Class A*,5,8	277,266
37,744	Valuence Merger Corp. I - Class A*,5,8	428,772
40,000	Zalatoris II Acquisition Corp. - Class A*,8	433,200
		20,117,519
	TRANSPORT-MARINE — 0.4%
17,515	Eagle Bulk Shipping, Inc.[8]	1,094,162

	TOTAL COMMON STOCKS
	(Cost $45,138,174)	46,441,470

	PREFERRED STOCKS — 0.6%
	ENERGY — 0.3%
9,121	NuStar Energy LP - Series A, 12.357%[6,7,9]	235,869
20,616	NuStar Energy LP - Series B, 11.234%[6,7,9]	520,760
7,942	NuStar Energy LP - Series C, 12.471%[6,7,9]	201,568
		958,197
	INDUSTRIALS — 0.3%
7,586	Textainer Group Holdings Ltd. 7.000%[6,7,8,9]	190,333
19,401	Textainer Group Holdings Ltd. - Series B 6.250%[6,8,9]	486,965
		677,298
	TOTAL PREFERRED STOCKS
	(Cost $1,642,557)	1,635,495

16

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Number of Contracts		Value
	PURCHASED OPTIONS CONTRACTS — 24.8%
	CALL OPTIONS — 24.7%
	S&P 500 Index
580	Exercise Price: $4,000.00, Notional Amount: $232,000,000, Expiration Date: April 19, 2024*	$73,138,000
	TOTAL CALL OPTIONS
	(Cost $66,869,637)	73,138,000
	PUT OPTIONS — 0.1%
	S&P 500 Index
580	Exercise Price: $5,000.00, Notional Amount: $290,000,000, Expiration Date: April 19, 2024*	377,000
	TOTAL PUT OPTIONS
	(Cost $1,735,294)	377,000
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $68,604,931)	73,515,000

Number of Shares
	RIGHTS — 0.0%
1,014	ABIOMED, Inc., Expiration Date: December 30, 2029*,5,10	1,034
	TOTAL RIGHTS
	(Cost $1,034)	1,034

	UNITS — 0.3%
	SPECIFIED PURPOSE ACQUISITIONS — 0.3%
3,293	Aimfinity Investment Corp. I*,5,8	36,618
39,000	Black Hawk Acquisition Corp.	395,850
2	Colombier Acquisition Corp. II*,8	21
53,017	Legato Merger Corp. III*,8	537,327
		969,816
	TOTAL UNITS
	(Cost $961,156)	969,816

	WARRANTS — 0.0%
5,176	Colombier Acquisition Corp. II, Expiration Date: December 31, 2028*,8	2,381
6	Haymaker Acquisition Corp. IV, Expiration Date: September 12, 2028*,8	1
12,274	Inflection Point Acquisition Corp. II, Expiration Date: July 17, 2028*,8	1,841
20,570	Keen Vision Acquisition Corp., Expiration Date: September 15, 2028*,8	1,109
10,870	Nabors Energy Transition Corp. II, Expiration Date: September 5, 2028*,8	1,195
5,264	Spark I Acquisition Corp., Expiration Date: November 27, 2028*,8	953
	TOTAL WARRANTS
	(Cost $0)	7,480
17

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 29.3%
86,843,572	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 5.15%[5,11]	$86,843,572
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $86,843,572)	86,843,572
	TOTAL INVESTMENTS — 103.1%
	(Cost $296,793,583)	305,391,855
	Liabilities in Excess of Other Assets — (3.1)%	(9,265,265)
	TOTAL NET ASSETS — 100.0%	$296,126,590
	SECURITIES SOLD SHORT — (2.4)%
	COMMON STOCKS — (2.4)%
	CONSULTING SERVICES — (0.0)%
(232)	Sterling Check Corp.	(3,731)

	INVESTMENT MANAGEMENT/ADVISORY SERVICES — (0.2)%
(10,770)	Brookfield Asset Management, Inc. - Class A8	(452,555)

	OIL COMP-EXPLORATION & PRODUCTION — (0.2)%
(2,730)	Chord Energy Corp.	(486,595)

	OIL COMP-INTEGRATED — (1.4)%
(36,327)	Exxon Mobil Corp.	(4,222,650)

	REITS-SHOPPING CENTERS — (0.2)%
(37,434)	Kimco Realty Corp.	(734,081)

	TRANSPORT-MARINE — (0.4)%
(45,907)	Star Bulk Carriers Corp.[8]	(1,095,800)

	TOTAL COMMON STOCKS
	(Proceeds $6,645,989)	(6,995,412)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $6,645,989)	$(6,995,412)

Number of Contracts
	WRITTEN OPTIONS CONTRACTS — (5.4)%
	CALL OPTIONS — (5.3)%
	Carrols Restaurant Group, Inc.
(208)	Exercise Price: $10.00, Notional Amount: $(208,000), Expiration Date: June 21, 2024*	(520)
(9)	Exercise Price: $10.00, Notional Amount: $(9,000), Expiration Date: September 20, 2024*	(22)
	Fusion Pharmaceuticals, Inc.
18

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
(3)	Exercise Price: $22.50, Notional Amount: $(6,750), Expiration Date: May 17, 2024*	$(30)
	M.D.C. Holdings, Inc.
(115)	Exercise Price: $65.00, Notional Amount: $(747,500), Expiration Date: June 21, 2024*	(862)
	S&P 500 Index
(580)	Exercise Price: $5,000.00, Notional Amount: $(290,000,000), Expiration Date: April 19, 2024*	(15,662,900)
	TOTAL CALL OPTIONS
	(Proceeds $10,825,794)	(15,664,334)

	PUT OPTIONS — (0.1)%
	iShares 20 Plus Year Treasury Bond ETF
(250)	Exercise Price: $92.00, Notional Amount: $(2,300,000), Expiration Date: April 19, 2024*	(7,250)
(450)	Exercise Price: $93.00, Notional Amount: $(4,185,000), Expiration Date: April 19, 2024*	(22,725)
(350)	Exercise Price: $96.00, Notional Amount: $(3,360,000), Expiration Date: April 19, 2024*	(70,525)
(234)	Exercise Price: $97.00, Notional Amount: $(2,269,800), Expiration Date: April 19, 2024*	(65,637)
(100)	Exercise Price: $98.00, Notional Amount: $(980,000), Expiration Date: April 19, 2024*	(37,250)
(261)	Exercise Price: $99.00, Notional Amount: $(2,583,900), Expiration Date: April 19, 2024*	(122,018)
	S&P 500 Index
(580)	Exercise Price: $4,000.00, Notional Amount: $(232,000,000), Expiration Date: April 19, 2024*	(43,500)
(40)	Exercise Price: $5,100.00, Notional Amount: $(20,400,000), Expiration Date: April 19, 2024*	(50,200)
(10)	Exercise Price: $5,125.00, Notional Amount: $(5,125,000), Expiration Date: April 19, 2024*	(15,200)
	TOTAL PUT OPTIONS
	(Proceeds $883,129)	(434,305)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $11,708,923)	$(16,098,639)

ETF — Exchange-Traded Fund

LP — Limited Partnership

*	Non-income producing security.
[1]	Local currency.
[2]	Floating rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $48,406,512, which represents 16.35% of the total net assets of the Fund.
19

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

[4]	Affiliated company.
[5]	All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral is $23,323,715, which represents 7.88% of the total net assets of the Fund.
[6]	Callable.
[7]	Variable rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[8]	Foreign security denominated in U.S. Dollars.
[9]	Perpetual security. Maturity date is not applicable.
[10]	The value of these securities was determined using significant unobservable inputs and is reported as Level 3 securities in the Fair Value Hierarchy.
[11]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

20

First Trust Multi-Strategy Fund

SUMMARY OF INVESTMENTS

As of March 31, 2024 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Collateralized Loan Obligations	32.4%
Collateralized Mortgage Obligations	0.0%
Common Stocks
Specified Purpose Acquisitions	6.8%
Life/Health Insurance	1.8%
Oil Comp-Exploration & Production	1.6%
Real Estate Mgmnt/Servic	1.5%
Building-Residential/Commercial	1.4%
Building Products-Doors/Windows	1.2%
Aerospace/Defense-Equipment	0.4%
Transport-Marine	0.4%
REITS-Shopping Centers	0.3%
Medical-Biomedical/Generics	0.2%
Retail-Restaurants	0.1%
Enterprise Software/Service	0.0%
Human Resources	0.0%
Total Common Stocks	15.7%
Preferred Stocks	0.6%
Purchased Options Contracts	24.8%
Rights	0.0%
Units
Specified Purpose Acquisitions	0.3%
Warrants	0.0%
Short-Term Investments	29.3%
Total Investments	103.1%
Liabilities in Excess of Other Assets	(3.1)%
Total Net Assets	100.0%

Please refer to Schedule of Investments for information on securities sold short and written options contracts.

See accompanying Notes to Financial Statements.

21

STATEMENTS OF ASSETS AND LIABILITIES

As of March 31, 2024 (Unaudited)

	First Trust Merger Arbitrage Fund	First Trust Multi-Strategy Fund
Assets:
Investments, at cost	$1,048,192,344	$228,078,782
Investments in affiliated issuers, at cost	499,869,829	109,870
Purchased options contracts, at cost	-	68,604,931
Investments, at value	$1,069,625,454	$231,876,855
Investments in affiliated issuers, at value	517,169,652	-
Purchased options contracts, at value	-	73,515,000
Cash	31,840,033	1,309,941
Cash deposited with brokers for securities sold short and written options contracts	107,329,547	8,949,428
Receivables:
Investment securities sold	10,818,300	1,184,045
Fund shares sold	2,049,131	4,399,347
Dividends and interest	1,613,674	2,170,508
Prepaid expenses	113,682	88,997
Total assets	1,740,559,473	323,494,121
Liabilities:
Securities sold short, proceeds	$97,977,403	$6,645,989
Written options contracts, proceeds	56,130	11,708,923
Securities sold short, at value	$107,171,037	$6,995,412
Written options contracts, at value	32,347	16,098,639
Payables:
Investment securities purchased	9,904,187	3,547,696
Fund shares redeemed	5,017,522	257,832
Advisory fees	1,719,555	281,657
Shareholder servicing fees (Note 8)	180,851	20,267
Distribution fees (Note 7)	14,116	4,437
Fund services fees	426,278	130,771
Trustees' deferred compensation (Note 3)	63,971	11,157
Shareholder reporting fees	13,070	2,399
Auditing fees	8,114	7,566
Trustees' fees and expenses	4,363	314
Legal fees	3,172	221
Chief Compliance Officer fees	2,624	3,121
Dividends and interest on securities sold short	-	3,514
Accrued other expenses	6,757	2,528
Total liabilities	124,567,964	27,367,531
Net Assets	$1,615,991,509	$296,126,590
22

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of March 31, 2024 (Unaudited)

	First Trust Merger Arbitrage Fund	First Trust Multi-Strategy Fund
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$1,573,207,091	$293,240,958
Total distributable earnings	42,784,418	2,885,632
Net Assets	$1,615,991,509	$296,126,590
Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$55,717,268	$9,807,404
Number of shares issued and outstanding	5,269,255	408,900
Redemption price per share*	$10.57	$23.98
Maximum sales charge (5.75%, 4.50%, respectively, of offering price)**	0.64	1.13
Maximum offering price to public	$11.21	$25.11
Class C Shares:***
Net assets applicable to shares outstanding	$68,139	$2,955,680
Number of shares issued and outstanding	6,330	120,551
Redemption price per share****	$10.76	$24.52
Class I Shares:
Net assets applicable to shares outstanding	$1,560,206,102	$283,363,506
Number of shares issued and outstanding	144,645,031	11,584,073
Redemption price per share	$10.79	$24.46

*	A Contingent Deferred Sales Charge ("CDSC") of 1.00% and 0.50%, respectively, for the Merger Arbitrage Fund and Multi-Strategy Fund may be imposed on certain redemptions of shares within 12 months of the date of purchase to the extent a finder's fee was paid on the sale of such shares.
**	There are no sales charges on investments of $1 million or more for Merger Arbitrage Fund and $250,000 or more for the Multi-Strategy Fund. On sales of $25,000 or more, the sales charge will be reduced for both Funds.
***	The Merger Arbitrage Fund commenced public offering on January 31, 2024.
****	A CDSC of 1.00% for the Merger Arbitrage and Multi-Strategy Fund may be imposed on any redemptions of shares within 12 months of the date of purchase.

See accompanying Notes to Financial Statements.

23

STATEMENTS OF OPERATIONS

For the Six Months Ended March 31, 2024 (Unaudited)

	First Trust Merger Arbitrage Fund	First Trust Multi-Strategy Fund
Investment income:
Dividends	$6,441,342	$252,710
Interest	16,323,530	5,237,602
Total investment income	22,764,872	5,490,312

Expenses:
Advisory fees	11,426,270	1,239,288
Shareholder servicing fees - Class A (Note 8)	41,607	7,110
Shareholder servicing fees - Class C (Note 8)	4	1,098
Shareholder servicing fees - Class I (Note 8)	806,620	82,885
Distribution fees - Class A (Note 7)	69,345	13,552
Distribution fees - Class C (Note 7)	31	7,420
Dividends on securities sold short	4,131,811	154,124
Fund services fees	894,625	139,294
Registration fees	116,435	40,639
Shareholder reporting fees	93,547	32,498
Trustees' fees and expenses	21,924	2,445
Insurance fees	18,343	587
Legal fees	17,520	15,817
Miscellaneous	12,438	2,820
Chief Compliance Officer fees	9,480	14,310
Auditing fees	8,066	8,034
Interest expense	-	4,550
Total expenses	17,668,066	1,766,471
Net investment income (loss)	5,096,806	3,723,841

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	36,573,120	985,127
Investments in affiliated issuers	13,506,153	-
Purchased options contracts	(449,374)	6,777,886
Securities sold short	(4,208,832)	(321,610)
Written options contracts	271,770	(4,853,976)
Net realized gain (loss)	45,692,837	2,587,427
Net change in unrealized appreciation/depreciation on:
Investments	8,834,197	3,090,099
Investments in affiliated issuers	63,607	3,133
Purchased options contracts	(95,295)	4,997,003
Securities sold short	(9,255,080)	(361,004)
Written options contracts	47,169	(3,878,800)
Net change in unrealized appreciation/depreciation	(405,402)	3,850,431
Net realized and unrealized gain (loss)	45,287,435	6,437,858
Net Increase (Decrease) in Net Assets from Operations	$50,384,241	$10,161,699

See accompanying Notes to Financial Statements.

24

First Trust Merger Arbitrage Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$5,096,806	$(6,116,694)
Net realized gain (loss) on investments, affiliated issuers, purchased options contracts, securities sold short and written options contracts	45,692,837	69,207,866
Net change in unrealized appreciation/depreciation on investments, affiliated issuers, purchased options contracts, securities sold short and written options contracts	(405,402)	23,685,459
Net increase (decrease) in net assets resulting from operations	50,384,241	86,776,631

Distributions to Shareholders:
Distributions:
Class A	(2,002,244)	(652,633)
Class C1	-	-
Class I	(74,242,136)	(20,127,121)
Total distributions to shareholders	(76,244,380)	(20,779,754)

Capital Transactions:
Net proceeds from shares sold:
Class A	14,959,072	35,024,444
Class C1	68,000	-
Class I	204,354,285	1,256,230,520
Reinvestment of distributions:
Class A	1,963,838	637,869
Class I	66,964,616	18,674,296
Cost of shares redeemed:
Class A2	(14,166,939)	(64,408,013)
Class I3	(702,399,578)	(1,417,379,505)
Net increase (decrease) in net assets from capital transactions	(428,256,706)	(171,220,389)
Total increase (decrease) in net assets	(454,116,845)	(105,223,512)

Net Assets:
Beginning of period	2,070,108,354	2,175,331,866
End of period	$1,615,991,509	$2,070,108,354
25

First Trust Merger Arbitrage Fund

STATEMENTS OF CHANGES IN NET ASSETS - Continued

	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023
Capital Share Transactions:
Shares sold:
Class A	1,415,347	3,333,414
Class C1	6,330	-
Class I	18,978,499	117,089,250
Shares reinvested:
Class A	188,831	60,924
Class I	6,317,417	1,750,168
Shares redeemed:
Class A	(1,341,499)	(6,105,682)
Class I	(65,344,139)	(131,670,160)
Net increase (decrease) in capital share transactions	(39,779,214)	(15,542,086)

[1]	Commenced public offering on January 31, 2024.
[2]	Net of redemption fee proceeds of $104 and $3,551, respectively.
[3]	Net of redemption fee proceeds of $20,793 and $111,245, respectively.

See accompanying Notes to Financial Statements.

26

First Trust Multi-Strategy Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$3,723,841	$611,010
Net realized gain (loss) on investments, purchased options contracts, securities sold short and written options contracts	2,587,427	758,950
Net change in unrealized appreciation/depreciation on investments, affiliated issuers, purchased options contracts, securities sold short and written options contracts	3,850,431	1,303,399
Net increase (decrease) in net assets resulting from operations	10,161,699	2,673,359

Distributions to Shareholders:
Distributions:
Class A	(304,957)	(82,376)
Class C1	(39,897)	(1,863)
Class I	(5,992,005)	(910,983)
From return of capital:
Class A	-	(139,592)
Class C1	-	(3,474)
Class I	-	(1,393,838)
Total distributions to shareholders	(6,336,859)	(2,532,126)

Capital Transactions:
Net proceeds from shares sold:
Class A	6,559,187	9,049,820
Class C1	2,889,849	271,780
Class I	204,330,242	104,899,128
Reinvestment of distributions:
Class A	293,394	217,639
Class C1	39,897	5,293
Class I	4,795,348	2,118,657
Cost of shares redeemed:
Class A	(6,799,395)	(800,619)
Class C1	(275,949)	(231)
Class I	(29,718,293)	(25,079,247)
Net increase (decrease) in net assets from capital transactions	182,114,280	90,682,220
Total increase (decrease) in net assets	185,939,120	90,823,453

Net Assets:
Beginning of period	110,187,470	19,364,017
End of period	$296,126,590	$110,187,470
27

First Trust Multi-Strategy Fund

STATEMENTS OF CHANGES IN NET ASSETS - Continued

	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023
Capital Share Transactions:
Shares sold:
Class A	276,196	384,114
Class C1	118,721	11,278
Class I	8,429,766	4,364,731
Shares reinvested:
Class A	12,376	9,248
Class C1	1,639	220
Class I	197,846	88,470
Shares redeemed:
Class A	(284,485)	(34,212)
Class C1	(11,297)	(10)
Class I	(1,222,245)	(1,047,578)
Net increase (decrease) in capital share transactions	7,518,517	3,776,261

[1]	Commenced public offering on November 14, 2022.

See accompanying Notes to Financial Statements.

28

First Trust Merger Arbitrage Fund

STATEMENT OF CASH FLOWS

For the Six Months Ended March 31, 2024 (Unaudited)

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase (decrease) in net assets resulting from operations	$50,384,241
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by (used for) operating activities:
Purchases of long-term investments	(2,444,374,529)
Sales of long-term investments	3,116,554,789
Return of capital dividends received	1,085,000
Proceeds from securities sold short	609,152,833
Cover short securities	(717,233,431)
Proceeds from written options	201,383
Purchases/Sales of short-term investments, net	(135,322,868)
(Increase) Decrease in Assets:
Investment securities sold receivable	59,830,692
Dividends and interest receivables	1,529,218
Prepaid expenses and other assets	22,573
Increase (Decrease) in Liabilities:
Investment securities purchased payable	(55,170,695)
Advisory fees payable	(433,238)
Accrued expenses	(167,136)
Net realized (gain)/loss	(45,492,666)
Net change in unrealized appreciation/depreciation	405,402
Net cash provided by (used for) operating activities	440,971,568

Cash flows provided by (used for) financing activities:
Proceeds from shares sold	219,116,617
Cost of shares redeemed	(713,239,561)
Dividends paid to shareholders, net of reinvestments	(7,315,926)
Net cash provided by (used for) financing activities	(501,438,870)

Net increase (decrease) in cash	(60,467,302)

Cash and cash equivalents
Beginning cash balance	-
Beginning cash held at brokers	199,636,882
Total beginning cash and cash equivalents	199,636,882

Ending cash balance	31,840,033
Ending cash held at brokers	107,329,547
Total ending cash and cash equivalents	$139,169,580
Non cash financing activities not included herein consist of $68,928,454 of reinvested dividends.

See accompanying Notes to Financial Statements.

29

First Trust Multi-Strategy Fund

STATEMENT OF CASH FLOWS

For the Six Months Ended March 31, 2024 (Unaudited)

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase (decrease) in net assets resulting from operations	$10,161,699
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by (used for) operating activities:
Purchases of long-term investments	(338,096,372)
Sales of long-term investments	231,218,581
Return of capital dividends received	118,282
Proceeds from securities sold short	28,531,318
Cover short securities	(25,694,915)
Proceeds from written options	25,897,192
Closed written options	(24,211,608)
Purchases/Sales of short-term investments, net	(67,350,716)
(Increase) Decrease in Assets:
Investment securities sold receivable	431,658
Dividends and interest receivables	(1,320,327)
Prepaid expenses and other assets	(62,640)
Increase (Decrease) in Liabilities:
Investment securities purchased payable	560,435
Advisory fees payable	187,841
Interest and dividends on securities sold short	3,514
Accrued expenses	127,030
Net amortization on investments	(121,411)
Net realized (gain)/loss	(2,809,586)
Net change in unrealized appreciation/depreciation	(3,850,431)
Net cash provided by (used for) operating activities	(166,280,456)

Cash flows provided by (used for) financing activities:
Proceeds from shares sold	209,851,680
Cost of shares redeemed	(36,553,999)
Dividends paid to shareholders, net of reinvestments	(1,208,220)
Net cash provided by (used for) financing activities	172,089,461

Net increase (decrease) in cash	5,809,005

Cash and cash equivalents
Beginning cash balance	-
Beginning cash held at brokers	4,450,364
Total beginning cash and cash equivalents	4,450,364

Ending cash balance	1,309,941
Ending cash held at brokers	8,949,428
Total ending cash and cash equivalents	$10,259,369
Supplemental disclosure of interest expense paid	$1,036
Non cash financing activities not included herein consist of $5,128,639 of reinvested dividends.

See accompanying Notes to Financial Statements.

30

First Trust Merger Arbitrage Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2024	For the Year Ended September 30,
	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.69	$10.40	$11.16	$10.33	$10.86	$10.51
Income from Investment Operations:
Net investment income (loss)[1]	0.01	(0.06)	(0.09)	(0.04)	(0.14)	- [2]
Net realized and unrealized gain (loss)	0.26	0.43	0.18	0.96	0.19	0.55
Total from investment operations	0.27	0.37	0.09	0.92	0.05	0.55

Less Distributions:
From net investment income	(0.32)	-	(0.27)	-	-	(0.10)
From net realized gain	(0.07)	(0.08)	(0.58)	(0.09)	(0.58)	(0.10)
Total distributions	(0.39)	(0.08)	(0.85)	(0.09)	(0.58)	(0.20)

Redemption Fee Proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$10.57	$10.69	$10.40	$11.16	$10.33	$10.86

Total return[3]	2.59%[4]	3.58%	0.91%	8.95%	0.47%	5.26%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$55,717	$53,505	$80,293	$56,252	$43,870	$58,887

Ratio of expenses to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered[5]	2.23%[6]	2.07%	2.19%	2.08%	2.40%	2.78%
After fees waived and expenses absorbed/recovered[5]	2.23%[6]	2.07%	2.19%	2.08%	2.40%	2.78%
Ratio of net investment income (loss) to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered	0.22%[6]	(0.57)%	(0.86)%	(0.38)%	(1.34)%	0.03%
After fees waived and expenses absorbed/recovered	0.22%[6]	(0.57)%	(0.86)%	(0.38)%	(1.34)%	0.03%

Portfolio turnover rate	192%[4]	367%	294%	459%	644%	716%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $25,000 or more. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain redemptions of Class A shares made within 12 months of purchase. If the sales charge was included total returns would be lower.
[4]	Not annualized.
[5]	If dividends and interest on securities sold short and interest expense had been excluded, the expense ratios would have been lowered by 0.45% for the six months ended March 31, 2024. For the years ended September 30, 2023, 2022, 2021, 2020, and 2019 the ratios would have been lowered by 0.29%, 0.39%, 0.23%, 0.55%, and 0.95%, respectively.
[6]	Annualized.

See accompanying Notes to Financial Statements.

31

First Trust Merger Arbitrage Fund

FINANCIAL HIGHLIGHTS

Class C

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period January 31, 2024* through March 31,
2024 (Unaudited)
Net asset value, beginning of period	$10.66
Income from Investment Operations:
Net investment income (loss)[1]	(0.02)
Net realized and unrealized gain (loss)	0.12
Total from investment operations	0.10

Redemption fee proceeds[1]	- [2]

Net asset value, end of period	$10.76

Total return[3]	2.18%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$68

Ratio of expenses to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered[5]	2.95%[6]
After fees waived and expenses absorbed/recovered[5]	2.95%[6]
Ratio of net investment income (loss) to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered	(1.30)%[6]
After fees waived and expenses absorbed/recovered	(1.30)%[6]

Portfolio turnover rate	192%[4]

*	Commenced public offering on January 31, 2024.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain redemptions of Class C shares made within 12 months of purchase. If the sales charge was included total returns would be lower.
[4]	Not annualized.
[5]	If dividends and interest on securities sold short and interest expense had been excluded, the expense ratio would have been lowered by 0.45% for the period January 31, 2024 through March 31, 2024.
[6]	Annualized.

See accompanying Notes to Financial Statements.

32

First Trust Merger Arbitrage Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2024	For the Year Ended September 30,
	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.92	$10.61	$11.36	$10.48	$10.97	$10.62
Income from Investment Operations:
Net investment income (loss)[1]	0.03	(0.03)	(0.06)	(0.01)	(0.11)	0.04
Net realized and unrealized gain (loss)	0.28	0.43	0.19	0.98	0.20	0.54
Total from investment operations	0.31	0.40	0.13	0.97	0.09	0.58

Less Distributions:
From net investment income	(0.37)	(0.01)	(0.30)	-	-	(0.13)
From net realized gain	(0.07)	(0.08)	(0.58)	(0.09)	(0.58)	(0.10)
Total distributions	(0.44)	(0.09)	(0.88)	(0.09)	(0.58)	(0.23)

Redemption Fee Proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$10.79	$10.92	$10.61	$11.36	$10.48	$10.97

Total return[3]	2.84%[4]	3.82%	1.27%	9.30%	0.85%	5.52%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,560,206	$2,016,603	$2,095,039	$626,755	$485,864	$576,943

Ratio of expenses to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered[5]	1.92%[6]	1.75%	1.88%	1.77%	2.07%	2.47%
After fees waived and expenses absorbed/recovered[5]	1.92%[6]	1.75%	1.88%	1.77%	2.07%	2.47%
Ratio of net investment income (loss) to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered	0.57%[6]	(0.25)%	(0.55)%	(0.07)%	(1.01)%	0.34%
After fees waived and expenses absorbed/recovered	0.57%[6]	(0.25)%	(0.55)%	(0.07)%	(1.01)%	0.34%

Portfolio turnover rate	192%[4]	367%	294%	459%	644%	716%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	If dividends and interest on securities sold short and interest expense had been excluded, the expense ratios would have been lowered by 0.45% for the six months ended March 31, 2024. For the years ended September 30, 2023, 2022, 2021, 2020, and 2019 the ratios would have been lowered by 0.29%, 0.39%, 0.23%, 0.55%, and 0.95%, respectively.
[6]	Annualized.

See accompanying Notes to Financial Statements.

33

First Trust Multi-Strategy Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2024	For the Year Ended September 30,
	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$23.56	$23.20	$25.84	$23.90	$27.08	$25.62
Income from Investment Operations:
Net investment income (loss)[1]	0.40	0.27	0.36	0.86	0.35	0.41
Net realized and unrealized gain (loss)	0.71	1.28	(1.82)	2.34	(0.98)	1.72
Net increase from payments by affiliates	-	-	-	- [2,3]	-	-
Total from investment operations	1.11	1.55	(1.46)	3.20	(0.63)	2.13

Less Distributions:
From net investment income	(0.69)	(0.54)	(0.24)	(0.89)	(0.58)	(0.67)
From net realized gain	-	-	-	-	(1.62)	-
From return of capital	-	(0.65)	(0.94)	(0.37)	(0.35)	-
Total distributions	(0.69)	(1.19)	(1.18)	(1.26)	(2.55)	(0.67)

Net asset value, end of period	$23.98	$23.56	$23.20	$25.84	$23.90	$27.08

Total return[4]	4.79%[5]	6.83%	(5.82)%	13.53%	(2.45)%	8.44%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$9,807	$9,539	$1,059	$1,900	$2,460	$5,554

Ratio of expenses to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered[6]	1.98%[7]	2.18%	2.33%	2.29%	2.19%	2.49%
After fees waived and expenses absorbed/recovered[6]	1.98%[7]	1.96%	2.02%	2.05%	2.10%	2.33%
Ratio of net investment income (loss) to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered	3.33%[7]	0.93%	1.12%	3.12%	1.30%	1.42%
After fees waived and expenses absorbed/recovered	3.33%[7]	1.15%	1.43%	3.36%	1.39%	1.58%

Portfolio turnover rate	130%[5]	254%	190%	170%	223%	286%

[1]	Based on average shares outstanding for the period.
[2]	Affiliate reimbursed the Fund $440 for errors during processing. The reimbursement had no impact to the Fund's performance.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $25,000 or more. Prior to August 22, 2022, returns shown did not include payment of sales load of 5.00% of offering price which was reduced on sales of $50,000 or more. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 0.50% on certain redemptions of Class A shares made within 12 months of purchase. If the sales charge was included total returns would be lower.
[5]	Not annualized.
[6]	If dividends and interest on securities sold short and interest expense had been excluded, the expense ratios would have been lowered by 0.15% for the six months ended March 31, 2024. For the years ended September 30, 2023, 2022, 2021, 2020, and 2019, the ratios would have been lowered by 0.12%, 0.17%, 0.27%, 0.31%, and 0.50%, respectively.
[7]	Annualized.

See accompanying Notes to Financial Statements.

34

First Trust Multi-Strategy Fund

FINANCIAL HIGHLIGHTS

Class C

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2024	For the Period November 14, 2022* through September 30,
	(Unaudited)	2023
Net asset value, beginning of period	$24.09	$23.78
Income from Investment Operations:
Net investment income (loss)[1]	0.31	0.08
Net realized and unrealized gain (loss)	0.73	1.26
Total from investment operations	1.04	1.34

Less Distributions:
From net investment income	(0.61)	(0.48)
From return of capital	-	(0.55)
Total distributions	(0.61)	(1.03)

Redemption fee proceeds[1]	- [2]	-

Net asset value, end of period	$24.52	$24.09

Total return[3]	4.38%[4]	5.75%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,956	$277

Ratio of expenses to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered[5]	2.75%[6]	2.92%[6]
After fees waived and expenses absorbed/recovered[5]	2.75%[6]	2.70%[6]
Ratio of net investment income (loss) to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered	2.57%[6]	0.16%[6]
After fees waived and expenses absorbed/recovered	2.57%[6]	0.38%[6]

Portfolio turnover rate	130%[4]	254%[4]

*	Commencement of public offering.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% on any redemptions of Class C shares made within 12 months of purchase. If the sales charge was included total returns would be lower.
[4]	Not annualized.
[5]	If dividends and interest on securities sold short and interest expense had been excluded, the expense ratios would have been lowered by 0.15% for the six months ended March 31, 2024. For the period November 14, 2022 through September 30, 2023, the ratio would have been lowered by 0.11%.
[6]	Annualized.

See accompanying Notes to Financial Statements.

35

First Trust Multi-Strategy Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2024	For the Year Ended September 30,
	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$24.02	$23.68	$26.36	$24.35	$27.57	$26.17
Income from Investment Operations:
Net investment income (loss)[1]	0.44	0.36	0.44	0.93	0.42	0.50
Net realized and unrealized gain (loss)	0.73	1.30	(1.86)	2.41	(1.01)	1.74
Net increase from payments by affiliates	-	-	-	- [2,3]	-	-
Total from investment operations	1.17	1.66	(1.42)	3.34	(0.59)	2.24

Less Distributions:
From net investment income	(0.73)	(0.59)	(0.26)	(0.94)	(0.64)	(0.84)
From net realized gain	-	-	-	-	(1.62)	-
From return of capital	-	(0.73)	(1.00)	(0.39)	(0.37)	-
Total distributions	(0.73)	(1.32)	(1.26)	(1.33)	(2.63)	(0.84)

Net asset value, end of period	$24.46	$24.02	$23.68	$26.36	$24.35	$27.57

Total return[4]	4.94%[5]	7.19%	(5.54)%	13.84%	(2.23)%	8.80%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$283,364	$100,371	$18,305	$36,036	$45,706	$47,554

Ratio of expenses to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered[6]	1.69%[7]	1.89%	2.01%	2.06%	1.92%	2.17%
After fees waived and expenses absorbed/recovered[6]	1.69%[7]	1.67%	1.71%	1.82%	1.83%	2.01%
Ratio of net investment income (loss) to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered	3.63%[7]	1.26%	1.43%	3.35%	1.57%	1.74%
After fees waived and expenses absorbed/recovered	3.63%[7]	1.48%	1.74%	3.59%	1.66%	1.90%

Portfolio turnover rate	130%[5]	254%	190%	170%	223%	286%

[1]	Based on average shares outstanding for the period.
[2]	Affiliate reimbursed the Fund $440 for errors during processing. The reimbursement had no impact to the Fund's performance.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[5]	Not annualized.
[6]	If dividends and interest on securities sold short and interest expense had been excluded, the expense ratios would have been lowered by 0.15% for the six months ended March 31, 2024. For the years ended September 30, 2023, 2022, 2021, 2020, and 2019, the ratios would have been lowered by 0.12%, 0.17%, 0.27%, 0.31%, and 0.50%, respectively.
[7]	Annualized.

See accompanying Notes to Financial Statements.

36

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (Unaudited)

Note 1 – Organization

First Trust Merger Arbitrage Fund (the ‘‘Merger Arbitrage Fund’’) and First Trust Multi-Strategy Fund (the “Multi-Strategy Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Merger Arbitrage Fund seeks returns that are largely uncorrelated with the returns of the general stock market and capital appreciation. The Fund commenced investment operations on October 1, 2015 with Class A and Class I shares. Prior to that date, its only activity was the receipt of a $1,000 investment from principals of the Fund’s advisor and a transfer of 307,251 newly issued shares of the Fund’s Class I in exchange for the net assets of Highland Capital Management Institutional Fund, LLC, a Delaware limited liability company (the “Company”) valued at $3,073,511. This exchange was nontaxable. The primary assets received by the Fund were cash, interest receivable and securities of the Company with a fair value of $2,249,946 (identified cost of investments transferred were $2,271,450), totaling $3,073,511. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Company was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. On January 31, 2024, the Merger Arbitrage Fund commenced public offerings of Class C shares.

The Multi-Strategy Fund seeks to achieve long-term capital appreciation by pursuing positive absolute returns across market cycles. In pursuing its objective, the Fund seeks to generate attractive long-term returns with low sensitivity to traditional equity and fixed-income indices. The Fund commenced investment operations on December 16, 2016 with Class A and Class I shares. Prior to that date, the Fund acquired the assets and assumed the liabilities of Vivaldi Orinda Macro Opportunities Fund (the “Predecessor Fund”), a series of Advisors Series Trust. The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
Class A	1,058,074	$28,004,864
Class I	3,174,754	$85,334,375

The net unrealized appreciation of investments transferred was $3,090,238 as of the date of the acquisition.

On November 14, 2022, the Multi-Strategy Fund commenced public offerings of Class C shares.

The shares of each class of each Fund represent an interest in the same portfolio of investments of each particular Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

37

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2024 (Unaudited)

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Options are valued at the mean between the last available bid and ask prices used. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the securities were upon its current sale). The Board of Trustees has designated the Advisor as the Funds’ valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Funds must utilize fair value pricing. First Trust Portfolios L.P. (the “Distributor”) is under no duty to verify any valuations of the Funds’ investments.

(b) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Short Sales

Short sales are transactions in which the Funds sell a security they do not own in anticipation of a decline in the value of that security. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. When a security is sold short, a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Funds are required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Funds also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Funds are subject to the risk that they may not always be able to close out a short position at a particular time or at an acceptable price.

38

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2024 (Unaudited)

(d) Options

The Funds may write or purchase options contracts primarily to enhance the Funds’ returns or reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When a Fund writes or purchases an option, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(e) Warrants and Rights

The Funds may invest in warrants or rights (including those acquired in units or attached to other securities) that entitle (but do not obligate) the holder to buy equity securities at a specific price for a specific period of time but will do so only if such equity securities are deemed appropriate by the Advisor. Rights are similar to warrants but typically have a shorter duration and are issued by a company to existing stockholders to provide those holders the right to purchase additional shares of stock at a later date. Warrants and rights do not have voting rights, do not earn dividends, and do not entitle the holder to any rights with respect to the assets of the company that has issued them. They do not represent ownership of the underlying companies but only the right to purchase shares of those companies at a specified price on or before a specified exercise date. Warrants and rights tend to be more volatile than the underlying stock, and if at a warrant’s expiration date the stock is trading at a price below the price set in the warrant, the warrant will expire worthless. Conversely, if at the expiration date the stock is trading at a price higher than the price set in the warrant or right, a Fund can acquire the stock at a price below its market value. The prices of warrants and rights do not necessarily parallel the prices of the underlying securities. An investment in warrants or rights may be considered speculative.

(f) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed on the Statements of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares’ relative net assets, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

39

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2024 (Unaudited)

(g) Federal Income Taxes

Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of March 31, 2024, and during the prior three open tax years, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h) Distributions to Shareholders

The Funds will make distributions of net investment income per the table below and net capital gains, if any, at least annually. The Multi-Strategy Fund seeks to make distributions monthly based on a pre-determined rate. A portion of the distributions made by the Multi-Strategy Fund may be treated as return of capital for tax purposes. Shareholders who receive a payment of a distribution consisting of a return of capital may be under the impression that they are receiving net profits when, in fact, they are not. Shareholders should not assume that the source of a distribution from the Multi-Strategy Fund is net profit. Each Fund may make additional payments of dividends or distributions if it deems it desirable at any other time during the year. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

40

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2024 (Unaudited)

Distribution Frequency of Net Investment Income
Merger Arbitrage Fund	Annually
Multi-Strategy Fund	Monthly

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(i) Short-Term Investments

The Merger Arbitrage Fund and Multi-Strategy Fund invest a significant amount (29.0% and 29.3%, respectively, of its net assets as of March 31, 2024) in the Morgan Stanley Institutional Liquidity Fund – Government Portfolio – Institutional Class (“MVRXX”). MVRXX invests exclusively in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities in order to qualify as a "government money market fund" under federal regulations. The Fund may also hold cash.

MVRXX files complete Semi-Annual and Annual Reports with the U.S. Securities and Exchange Commission for semi-annual and annual periods of each fiscal year on Form N-CSR. The Forms N-CSR are available on the website of the U.S. Securities and Exchange Commission at www.sec.gov and may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The net expense ratio per the October 31, 2023 Annual Report of the Morgan Stanley Institutional Liquidity Fund – Government Portfolio – Institutional Class was 0.20%.

(j) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with First Trust Capital Management L.P. (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor at the following annual rates based on the average daily net assets of the Funds:

Merger Arbitrage Fund	1.25%
Multi-Strategy Fund	1.20%

The Advisor has engaged Palmer Square Capital Management, LLC and Vest Financial, LLC (each, a "Sub-Advisor" and together, the “Sub-Advisors”) to manage certain assets of the Multi-Strategy Fund and pays the Sub-Advisors from its advisory fees. At a meeting held on November 21, 2023, the Board of Trustees approved Vest Financial, LLC as a sub-advisor to the Multi-Strategy Fund. Effective April 22, 2024, Glenmede Investment Management, LP no longer serves as a sub-advisor to the Multi-Strategy Fund.

41

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2024 (Unaudited)

The Advisor has contractually agreed to waive its fee and/or pay for expenses of the Funds to ensure that the annual Funds’ operating expenses (excluding any taxes, leverage interest, acquired fund fees and expenses (as determined in accordance with Form N-1A), dividend and interest expense on short sales, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed the following levels:

	Annual Expense Limit	Annual Expense Limit	Annual Expense Limit
	Class A Shares†	Class C Shares†	Class I Shares†
Merger Arbitrage Fund	1.85%	2.60%	1.55%
Multi-Strategy Fund	1.85%	2.60%	1.55%

†	The limit on annual operating expenses is calculated based on each Fund’s average daily net assets.

This agreement is in effect until January 31, 2025 for each Fund. These agreements may be terminated before that date only by the Trust’s Board of Trustees.

The Advisor is permitted to seek reimbursement from the Funds, subject to certain limitations, of fees waived or payments made to the Funds for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Funds if the reimbursement will not cause the Funds’ annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement.

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended March 31, 2024, are reported as “Fund services fees” on the Statements of Operations.

First Trust Portfolios L.P. serves as the Funds’ distributor (the “Distributor”) and is an affiliate of the Advisor. The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

The Funds have a fee arrangement with their custodian, UMB Bank, n.a., which provides for custody fees to be reduced by earning credits based on cash balances left on deposit with the custodian. For the six months ended March 31, 2024, there were no fees reduced by earning credits.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended March 31, 2024, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability of the Funds until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed on the Statements of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses on the Statements of Operations.

42

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2024 (Unaudited)

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended March 31, 2024, are reported on the Statements of Operations.

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is affected at the current market price to minimize trading costs, where permissible. For the six months ended March 31, 2024, the Funds did not engage in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act.

Note 4 – Federal Income Taxes

At March 31, 2024, the cost of investments on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

	Merger Arbitrage Fund	Multi-Strategy Fund
Cost of investments	$1,451,642,484	$278,462,825

Gross unrealized appreciation	$39,250,583	$10,629,391
Gross unrealized depreciation	(11,301,345)	(6,794,412)
Net unrealized appreciation (depreciation) on investments	$27,949,238	$3,834,979

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

43

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2024 (Unaudited)

As of September 30, 2023, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Merger Arbitrage Fund	Multi-Strategy Fund
Undistributed ordinary income	$57,720,867	$-
Undistributed long-term capital gains	-	-
Accumulated earnings	57,720,867	-

Accumulated capital and other losses	-	(740,290)
Unrealized appreciation (depreciation) on investments	10,979,311	(188,454)
Unrealized deferred compensation	(55,621)	(10,463)
Total accumulated earnings (accumulated deficit)	$68,644,557	$(939,207)

The tax character of distributions paid during the years ended September 30, 2023 and 2022 was as follows:

	Merger Arbitrage Fund		Multi-Strategy Fund
Distribution paid from:	2023	2022	2023	2022
Ordinary income	$19,702,459	$48,501,516	$995,222	$376,275
Net long-term capital gains	1,077,295	5,940,117	-	-
Return of Capital	-	-	1,536,904	1,069,656
Total taxable distributions	$20,779,754	$54,441,633	$2,532,126	$1,445,931

As of September 30, 2023, the Multi-Strategy Fund had net capital loss carryovers as follows:

Not subject to expiration:	Short-term	Long-term	Total
Multi-Strategy Fund	$-	$740,290	$740,290

During the year ended September 30, 2023, the Fund utilized $0 of capital loss carryovers.

As of September 30, 2023, the Multi-Strategy had qualified post October losses of $0.

Note 5 – Redemption Fee

The Merger Arbitrage Fund may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the six months ended March 31, 2024 and for the year ended September 30, 2023, the Fund received $20,897 and $114,796, respectively, in redemption fees.

Note 6 – Investment Transactions

For the six months ended March 31, 2024, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales	Proceeds from Securities Sold Short	Cover Short Securities
Merger Arbitrage Fund	$2,444,201,399	$3,116,554,789	$609,152,833	$717,233,431
Multi-Strategy Fund	198,174,191	120,294,642	28,531,319	25,694,915

44

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2024 (Unaudited)

Note 7 – Distribution Plan

The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Funds to pay distribution fees for the sale and distribution of their shares.  With respect to Class A and Class C, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% and 1.00%, respectively, of average daily net assets. Class I does not pay any distribution fees.

For the six months ended March 31, 2024, distribution fees incurred are disclosed on the Statements of Operations.

Note 8 – Shareholder Servicing Plan

The Trust, on behalf of the Merger Arbitrage Fund and Multi-Strategy Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of Class A and Class C shares and 0.10% of average daily net assets of Class I shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended March 31, 2024, shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 9 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote from any such claims.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
45

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2024 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2024, in valuing the Funds’ assets and liabilities carried at fair value:

Merger Arbitrage Fund	Level 1	Level 2	Level 3	Total
Assets
Investments
Common Stocks*	$1,074,717,266	$-	$-	$1,074,717,266
Preferred Stocks*	31,398,892	-	-	31,398,892
Rights	-	-	293,496	293,496
Units	11,769,527	-	-	11,769,527
Short-Term Investments	468,285,540	-	-	468,285,540
Warrants	330,385	-	-	330,385
Total Investments	$1,586,501,610	$-	$293,496	$1,586,795,106

Liabilities
Securities Sold Short
Common Stocks*	$107,171,037	$-	$-	$107,171,037
Total Securities Sold Short	107,171,037	-	-	107,171,037
Written Options Contracts	32,347	-	-	32,347
Total Securities Sold Short and Options	$107,203,384	$-	$-	$107,203,384

46

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2024 (Unaudited)

Multi-Strategy Fund	Level 1	Level 2	Level 3	Total
Assets
Investments
Collateralized Loan Obligations	$-	$95,899,267	$-	$95,899,267
Collateralized Mortgage Obligations	-	78,721	-	78,721
Common Stocks*	46,441,470	-	-	46,441,470
Preferred Stocks*	1,635,495	-	-	1,635,495
Rights	-	-	1,034	1,034
Units	969,816	-	-	969,816
Short-Term Investments	86,843,572	-	-	86,843,572
Warrants	7,480	-	-	7,480
Total Investments	135,897,833	95,977,988	1,034	231,876,855
Purchased Options Contracts	73,515,000	-	-	73,515,000
Total Investments and Options	$209,412,833	$95,977,988	$1,034	$305,391,855

Liabilities
Securities Sold Short
Common Stocks*	$6,995,412	$-	$-	$6,995,412
Total Securities Sold Short	6,995,412	-	-	6,995,412
Written Options Contracts	16,098,639	-	-	16,098,639
Total Securities Sold Short and Options	$23,094,051	$-	$-	$23,094,051

*	All common stocks and preferred stocks held in the Funds are Level 1. For a detailed break-out of common stocks and preferred stocks by major industry classification, please refer to the Schedule of Investments.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Merger Arbitrage Fund
Rights
Balance as of September 30, 2023	$293,496
Transfers into Level 3 during the period	-
Transfers out of Level 3 during the period	-
Total gains or losses for the period
Included in earnings (or changes in net assets)	-
Included in other comprehensive income	-
Purchases, sales, and principal paydowns
Net purchases	-
Net sales	-
Principal paydown	-
Balance as of March 31, 2024	$293,496
Change in unrealized gains or losses for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	$-

47

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2024 (Unaudited)

Multi-Strategy Fund
Rights
Balance as of September 30, 2023	$1,034
Transfers into Level 3 during the period	-
Transfers out of Level 3 during the period	-
Total gains or losses for the period
Included in earnings (or changes in net assets)	-
Included in other comprehensive income	-
Purchases, sales, and principal paydowns
Net purchases	-
Net sales	-
Principal paydown	-
Balance as of March 31, 2024	$1,034
Change in unrealized gains or losses for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	$-

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2024:

Fund	Asset Class	Fair Value at March 31, 2024	Valuation Technique(s)	Unobservable Input	Range of Input	Weighted Average of Input	Impact to Valuation from an Increase in Input (1)
Merger Arbitrage Fund	Rights	$293,496	Asset Approach	Expected Remaining Distributions	$1.02	N/A	Increase
Multi-Strategy Fund	Rights	$1,034	Asset Approach	Expected Remaining Distributions	$1.02	N/A	Increase

(1)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 11 – Derivative and Hedging Disclosure

Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance and cash flows. The Funds invested in options contracts during the six months ended March 31, 2024.

The effects of these derivative instruments on the Funds’ financial position and financial performance as reflected on the Statements of Assets and Liabilities and Statements of Operations are presented in the tables below. The fair values of derivative instruments as of March 31, 2024, by risk category are as follows:

48

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2024 (Unaudited)

	Merger Arbitrage Fund
	Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value
Equity contracts	Written options contracts, at value	$32,347

	Multi-Strategy Fund
	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value	Statement of Asset and Liabilities Location	Value
Equity contracts	Purchased options contracts, at value	$73,515,000	Written options contracts, at value	$16,098,639

The effects of derivative instruments on the Statements of Operations for the six months ended March 31, 2024, are as follows:

Merger Arbitrage Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts
Equity contracts	$(449,374)	$271,770

Multi-Strategy Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts
Equity contracts	$6,777,886	$(4,853,976)

Merger Arbitrage Fund
	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts
Equity contracts	$(95,295)	$47,169

49

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2024 (Unaudited)

Multi-Strategy Fund
	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts
Equity contracts	$4,997,003	$(3,878,800)

The number of contracts is included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of March 31, 2024, are as follows:

Merger Arbitrage Fund
Derivative	Quarterly Average	Amount
Options Contracts - Purchased	Average Notional Value	$25,298,833
Options Contracts - Written	Average Notional Value	(62,848,583)

Multi-Strategy Fund
Derivative	Quarterly Average	Amount
Options Contracts - Purchased	Average Notional Value	$403,050,500
Options Contracts - Written	Average Notional Value	(434,181,180)

Note 12 – Borrowing

The Funds have entered into a borrowing agreement with BNP Paribas (acting through its New York Branch). The Funds may borrow amounts up to one-third of the value of its assets. The Funds are charged interest of Overnight Bank Funding Rate (“OBFR”) plus 1.20% for borrowing under this agreement. The Funds did not borrow under the line of credit agreement during the six months ended March 31, 2024.

Note 13 – Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of a least 5% of the voting securities or any securities issued by Sub-Advisor. Issuers that are affiliates of the Funds at the beginning of the fiscal year are noted in the Funds’ Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The tables below reflects transactions during the period with entities that are affiliates as of March 31, 2024 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end:

50

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2024 (Unaudited)

First Trust Merger Arbitrage Fund

Security Description	Value Beginning of Period	Additions	Reductions	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Dividend Income*
Common Stocks
Specified Purpose Acquisitions - 31.4%
AI Transportation Acquisition Corp.(1)	-	4,364,678	-	-	(16,752)	4,347,926	-
Aimei Health Technology Co., Ltd.(1)(3)	-	6,608,913	-	-	33,177	6,642,090	-
Alpha Partners Technology Merger Corp.(2)	15,515,620	-	(15,710,645)	887,917	(692,892)	-	-
Alpha Star Acquisition Corp.(1)(3)	4,985,039	2,876,189	(67,135)	-	302,131	8,096,224	-
Alphatime Acquisition Corp.(1)(3)	-	4,382,964	-	-	91	4,383,055	-
AlphaVest Acquisition Corp.(3)	5,547,633	-	-	-	188,945	5,736,578	-
Andretti Acquisition Corp. - Class A(2)	10,535,000	-	(10,779,980)	535,606	(290,626)	-	-
AP Acquisition Corp. - Class A(3)	11,896,446	-	-	-	325,039	12,221,485	-
Apollo Strategic Growth Capital II - Class A(2)	12,998,747	-	(13,106,121)	490,781	(383,407)	-	-
APx Acquisition Corp. I - Class A(1)(3)	3,019,163	2,972,228	(184,689)	-	361,217	6,167,919	-
Ares Acquisition Corp. - Class A(2)	32,025,332	-	(32,113,679)	1,041,246	(952,899)	-	-
ARYA Sciences Acquisition Corp. IV - Class A(1)(3)	-	2,227,349	-	-	36,569	2,263,918	-
Battery Future Acquisition Corp. - Class A(3)	10,731,673	4,666,985	(10,642,815)	(11,767)	(14,076)	4,730,000	-
Bayview Acquisition Corp. - Class A(1)(3)	-	5,476,759	-	-	(2,422)	5,474,337	-
BioPlus Acquisition Corp. - Class A(2)	11,440,574	-	(11,413,105)	488,544	(516,013)	-	-
Blue Ocean Acquisition Corp. - Class A(1)(3)	-	4,702,291	-	-	109,476	4,811,767	-
Blue World Acquisition Corp. - Class A(1)(3)	1,523,798	2,384,436	(1,001,470)	6,320	74,559	2,987,643	-
Bowen Acquisition Corp.(1)(3)	-	6,104,292	-	-	14,718	6,119,010	-
Bukit Jalil Global Acquisition I Ltd.(3)	4,831,600	342,598	-	-	103,742	5,277,940	-
BurTech Acquisition Corp. - Class A(2)	5,558,161	-	(5,489,801)	-	(68,360)	-	-
Cartesian Growth Corp. II(1)(3)	11,337,862	4,918,868	(389,894)	-	814,618	16,681,454	-
CF Acquisition Corp. VII - Class A	12,329,664	-	(6,305,538)	554,565	(292,862)	6,285,829	-
Chenghe Acquisition Co. - Class A(2)	7,590,141	1,118,190	(8,927,899)	508,581	(289,013)	-	-
Churchill Capital Corp. V - Class A(2)	11,783,231	-	(11,778,793)	381,875	(386,313)	-	-
Churchill Capital Corp. VII - Class A(1)	3,089,386	34,975,684	(7,131,062)	43,338	493,633	31,470,979	-
Coliseum Acquisition Corp. - Class A(1)(3)	4,788,000	4,333,970	(4,893,133)	105,133	39,906	4,373,876	-
Compass Digital Acquisition Corp. - Class A(3)	13,653,815	5,897,221	(13,716,031)	482,191	(308,344)	6,008,852	-
Concord Acquisition Corp. II - Class A	15,317,200	-	(1,011,692)	35,502	314,103	14,655,113	-
Concord Acquisition Corp. III - Class A(2)	3,923,485	-	(3,941,925)	11,248	7,192	-	-
Constellation Acquisition Corp. I - Class A(2)	3,819,746	330,300	(3,810,199)	-	(339,847)	-	-
Denali Capital Acquisition Corp. - Class A(2)	7,980,445	136	(7,980,445)	160,130	(160,266)	-	-
Distoken Acquisition Corp.(1)(3)	93,743	3,775,535	(2,411)	-	42,983	3,909,850	-
DUET Acquisition Corp. - Class A(2)	4,898,925	-	(5,033,393)	120,747	13,721	-	-
Embrace Change Acquisition Corp.(1)	-	4,826,942	-	-	(7,567)	4,819,375	-
Enphys Acquisition Corp. - Class A(2)	31,075,601	5,626,200	(36,794,997)	704,650	(611,454)	-	-
Everest Consolidator Acquisition Corp. - Class A(2)	13,411,228	1	(13,764,538)	423,979	(70,670)	-	-
Evergreen Corp. - Class A(1)(3)	-	8,519,103	-	-	161,764	8,680,867	-

51

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2024 (Unaudited)

First Trust Merger Arbitrage Fund - Continued

Security Description	Value Beginning of Period	Additions	Reductions	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Dividend Income*
Feutune Light Acquisition Corp. - Class A	4,351,128	-	-	-	44,815	4,395,943	-
Fintech Ecosystem Development Corp. - Class A	7,980,011	-	(4,945,666)	294,319	(159,597)	3,169,067	-
Forbion European Acquisition Corp. - Class A(2)	9,918,488	-	(9,881,356)	154,884	(192,016)	-	-
FTAC Emerald Acquisition Corp. - Class A(2)	19,417,798	-	(19,719,289)	360,114	(58,623)	-	-
Generation Asia I Acquisition Ltd. - Class A(1)(3)	-	8,039,812	-	-	180,888	8,220,700	-
Global Lights Acquisition Corp.(1)(3)	-	5,419,973	-	-	(1,210)	5,418,763	-
Global Partner Acquisition Corp. II - Class A(2)	2,166,065	1,139,602	(3,372,738)	240,837	(173,766)	-	-
Goldenstone Acquisition Ltd.	4,464,014	-	-	-	133,378	4,597,392	-
Haymaker Acquisition Corp. IV(2)	12,205,892	-	(12,147,170)	43,201	(101,923)	-	-
Horizon Space Acquisition I Corp.(1)(3)	1,118,368	5,109,380	(1,025,024)	12,729	142,577	5,358,030	-
InFinT Acquisition Corp.(1)(3)	-	7,505,058	-	-	211,864	7,716,922	-
Integrated Wellness Acquisition Corp. - Class A(1)(3)	-	4,605,934	-	-	142,625	4,748,559	-
Investcorp Europe Acquisition Corp. I - Class A(2)	10,430,330	-	(10,033,567)	-	(396,763)	-	-
Investcorp India Acquisition Corp. - Class A(1)(3)	-	15,092,023	-	-	390,835	15,482,858	-
Israel Acquisitions Corp.(3)	9,633,247	-	-	-	319,587	9,952,834	-
IX Acquisition Corp. - Class A(1)(3)	1,081,705	2,924,673	(16,550)	-	97,254	4,087,082	-
JVSPAC Acquisition Corp. - Class A(1)	-	4,247,307	-	-	(4,247)	4,243,060	-
Keen Vision Acquisition Corp.(1)(3)	-	14,174,956	-	-	419,295	14,594,251	-
Kensington Capital Acquisition Corp. V - Class A(1)(3)	2,498,632	2,136,067	(9,456)	-	95,359	4,720,602	-
Kernel Group Holdings, Inc. - Class A(2)	5,532,490	322,704	(5,962,577)	145,771	(38,388)	-	-
LatAmGrowth SPAC(1)(3)	5,797,385	3,911,715	(5,887,169)	37,555	189,344	4,048,830	-
Mountain & Co. I Acquisition Corp. - Class A(2)	7,595,672	4,375,621	(11,979,883)	165,136	(156,546)	-	-
Nabors Energy Transition Corp. II - Class A(1)(3)	14,797,350	3,328,321	(1,782,375)	41,911	407,184	16,792,391	-
Oak Woods Acquisition Corp. - Class A(3)	4,841,654	888,940	-	-	146,753	5,877,347	-
Patria Latin American Opportunity Acquisition Corp. - Class A(3)	17,365,585	221,600	-	-	478,238	18,065,423	-
Pearl Holdings Acquisition Corp. - Class A(2)	22,324,689	-	(22,554,774)	765,585	(535,500)	-	-
Pegasus Digital Mobility Acquisition Corp. - Class A(1)(3)	470,540	3,998,806	(256)	-	75,527	4,544,617	-
Project Energy Reimagined Acquisition Corp. - Class A	10,064,919	528,000	-	-	36,415	10,629,334	-
PROOF Acquisition Corp. I - Class A(2)	5,609,556	-	(5,638,927)	39,461	(10,090)	-	-
Pyrophyte Acquisition Corp. - Class A(1)(3)	862,796	8,320,350	(7,888)	-	126,773	9,302,031	-
RF Acquisition Corp. - Class A(2)	4,260,000	-	(4,289,176)	337,176	(308,000)	-	-
Rigel Resource Acquisition Corp. - Class A(3)	25,069,869	1,274,820	(1)	-	666,070	27,010,758	-
Screaming Eagle Acquisition Corp. - Class A(3)	73,038,812	4,090,696	(10,283,569)	257,024	1,183,881	68,286,844	-
SDCL EDGE Acquisition Corp. - Class A(3)	10,766,823	2,300,263	-	-	386,445	13,453,531	-
Slam Corp. - Class A(2)	40,324,293	3,776,845	(44,355,727)	2,891,087	(2,636,498)	-	-
Spring Valley Acquisition Corp. II - Class A(3)	22,218,432	3,932,692	(11,083,336)	447,056	38,765	15,553,609	-
TortoiseEcofin Acquisition Corp. III - Class A(3)	30,828,586	1,647,651	(15,435,194)	150,074	319,072	17,510,189	-
Trajectory Alpha Acquisition Corp. - Class A(2)	4,198,995	-	(4,308,469)	151,637	(42,163)	-	-
Tristar Acquisition I Corp. - Class A(1)(3)	4,874,686	5,409,338	(63,886)	-	290,623	10,510,761	-
Valuence Merger Corp. I - Class A(3)	5,717,506	620,920	(1)	-	140,263	6,478,688	-
Zalatoris II Acquisition Corp.(1)(3)	-	6,379,350	-	-	107,820	6,487,170	-
						507,403,673
Units
Specified Purpose Acquisitions - 0.6%
Aimfinity Investment Corp. I(1)(3)	3,357,209	-	(22,025)	-	163,613	3,498,797	-
Black Hawk Acquisition Corp.(1)	-	6,204,940	-	-	(3,290)	6,201,650	-
Haymaker Acquisition Corp. IV(2)	10	-	(10)	10	(10)	-	-
						9,700,447
Warrants - 0.0%
Haymaker Acquisition Corp. IV(2)	137	-	-	-	(137)	-	-
Keen Vision Acquisition Corp.(3)(4)	12,437,787	-	(12,285,565)	-	(86,690)	65,532	-
						65,532
Total	$693,322,717	$253,360,189	$(443,083,014)	$13,506,153	$63,607	$517,169,652	$-

*	Net of foreign withholding taxes.
(1)	Not an affiliate at the beginning of the period.
(2)	Not an affiliate at the end of the period.
(3)	Foreign security denominated in U.S. Dollars.
(4)	Non income producing

52

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2024 (Unaudited)

First Trust Merger Arbitrage Fund

Security Description	Shares Beginning of Period	Additions	Reductions	Stock Split	Shares End of Period
Common Stocks
Specified Purpose Acquisitions - 31.2%
AI Transportation Acquisition Corp.(1)	-	422,950	-	-	422,950
Aimei Health Technology Co., Ltd.(1)(3)	-	649,911	-	-	649,911
Alpha Partners Technology Merger Corp.(2)	1,465,812	-	(1,465,812)	-	-
Alpha Star Acquisition Corp.(1)(3)	457,763	258,717	-	-	716,480
Alphatime Acquisition Corp.(1)(3)	-	400,279	-	-	400,279
AlphaVest Acquisition Corp.(3)	524,847	-	-	-	524,847
Andretti Acquisition Corp. - Class A(2)	980,000	-	(980,000)	-	-
AP Acquisition Corp. - Class A(3)	1,083,465	-	-	-	1,083,465
Apollo Strategic Growth Capital II - Class A(2)	1,236,798	-	(1,236,798)	-	-
APx Acquisition Corp. I - Class A(1)(3)	275,220	264,878	-	-	540,098
Ares Acquisition Corp. - Class A(2)	2,976,332	-	(2,976,332)	-	-
ARYA Sciences Acquisition Corp. IV - Class A(1)(3)	-	200,880	-	-	200,880
Battery Future Acquisition Corp. - Class A(3)	986,367	430,000	(986,367)	-	430,000
Bayview Acquisition Corp. - Class A(1)(3)	-	543,089	-	-	543,089
BioPlus Acquisition Corp. - Class A(2)	1,056,378	-	(1,056,378)	-	-
Blue Ocean Acquisition Corp. - Class A(1)(3)	-	435,454	-	-	435,454
Blue World Acquisition Corp. - Class A(1)(3)	139,798	216,499	(89,066)	-	267,231
Bowen Acquisition Corp.(1)(3)	-	583,875	-	-	583,875
Bukit Jalil Global Acquisition I Ltd.(3)	470,000	32,661	-	-	502,661
BurTech Acquisition Corp. - Class A(2)	525,843	-	-	-	525,843
Cartesian Growth Corp. II(1)(3)	1,049,802	451,679	-	-	1,501,481
CF Acquisition Corp. VII - Class A	1,152,305	-	(576,152)	-	576,153
Chenghe Acquisition Co. - Class A(2)	700,844	102,031	(802,875)	-	-
Churchill Capital Corp. V - Class A(2)	1,133,003	-	(1,133,003)	-	-
Churchill Capital Corp. VII - Class A(1)	295,635	3,309,211	(663,633)	-	2,941,213
Coliseum Acquisition Corp. - Class A(1)(3)	450,000	407,251	(450,000)	-	407,251
Compass Digital Acquisition Corp. - Class A(3)	1,301,603	561,575	(1,301,603)	-	561,575
Concord Acquisition Corp. II - Class A	1,490,000	-	(96,266)	-	1,393,734
Concord Acquisition Corp. III - Class A(2)	369,443	-	(369,443)	-	-
Constellation Acquisition Corp. I - Class A(2)	354,008	30,000	-	-	384,008
Denali Capital Acquisition Corp. - Class A(2)	730,810	-	(730,810)	-	-
Distoken Acquisition Corp.(1)(3)	8,894	354,475	-	-	363,369
DUET Acquisition Corp. - Class A(2)	457,416	-	(457,416)	-	-
Embrace Change Acquisition Corp.(1)	-	433,397	-	-	433,397
Enphys Acquisition Corp. - Class A(2)	2,959,581	526,249	(2,959,649)	-	526,181
Everest Consolidator Acquisition Corp. - Class A(2)	1,239,485	-	(1,239,485)	-	-
Evergreen Corp. - Class A(1)(3)	-	766,861	-	-	766,861
Feutune Light Acquisition Corp. - Class A	407,409	-	-	-	407,409
Fintech Ecosystem Development Corp. - Class A	750,001	-	(461,904)	-	288,097
Forbion European Acquisition Corp. - Class A(2)	905,798	-	(905,798)	-	-
FTAC Emerald Acquisition Corp. - Class A(2)	1,856,386	-	(1,856,386)	-	-
Generation Asia I Acquisition Ltd. - Class A(1)(3)	-	745,980	-	-	745,980
Global Lights Acquisition Corp.(1)(3)	-	532,295	-	-	532,295
Global Partner Acquisition Corp. II - Class A(2)	200,006	103,264	(303,270)	-	-
Goldenstone Acquisition Ltd.	416,808	-	-	-	416,808

53

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2024 (Unaudited)

First Trust Merger Arbitrage Fund - Continued

Security Description	Shares Beginning of Period	Additions	Reductions	Stock Split	Shares End of Period
Haymaker Acquisition Corp. IV(2)	1,200,186	-	(181,203)	-	1,018,983
Horizon Space Acquisition I Corp.(1)(3)	106,107	479,829	(93,470)	-	492,466
InFinT Acquisition Corp.(1)(3)	-	673,967	-	-	673,967
Integrated Wellness Acquisition Corp. - Class A(1)(3)	-	419,484	-	-	419,484
Investcorp Europe Acquisition Corp. I - Class A(2)	958,670	-	-	-	958,670
Investcorp India Acquisition Corp. - Class A(1)(3)	-	1,382,398	-	-	1,382,398
Israel Acquisitions Corp.(3)	913,104	-	-	-	913,104
IX Acquisition Corp. - Class A(1)(3)	99,239	265,679	-	-	364,918
JVSPAC Acquisition Corp. - Class A(1)	-	422,195	-	-	422,195
Keen Vision Acquisition Corp.(1)(3)	-	1,396,579	-	-	1,396,579
Kensington Capital Acquisition Corp. V - Class A(1)(3)	236,389	199,493	-	-	435,882
Kernel Group Holdings, Inc. - Class A(2)	521,933	30,019	(551,952)	-	-
LatAmGrowth SPAC(1)(3)	527,035	360,536	(527,034)	-	360,537
Mountain & Co. I Acquisition Corp. - Class A(2)	678,185	390,332	(686,508)	-	382,009
Nabors Energy Transition Corp. II - Class A(1)(3)	1,455,000	322,292	(162,639)	-	1,614,653
Oak Woods Acquisition Corp. - Class A(3)	463,760	84,500	-	-	548,260
Patria Latin American Opportunity Acquisition Corp. - Class A(3)	1,580,126	20,000	-	-	1,600,126
Pearl Holdings Acquisition Corp. - Class A(2)	2,082,527	-	(2,082,527)	-	-
Pegasus Digital Mobility Acquisition Corp. - Class A(1)(3)	43,011	363,121	-	-	406,132
Project Energy Reimagined Acquisition Corp. - Class A	960,393	50,000	-	-	1,010,393
PROOF Acquisition Corp. I - Class A(2)	522,305	-	(522,305)	-	-
Pyrophyte Acquisition Corp. - Class A(1)(3)	79,083	756,679	-	-	835,762
RF Acquisition Corp. - Class A(2)	400,000	-	(400,000)	-	-
Rigel Resource Acquisition Corp. - Class A(3)	2,302,100	116,052	-	-	2,418,152
Screaming Eagle Acquisition Corp. - Class A(3)	6,982,678	382,312	(983,042)	-	6,381,948
SDCL EDGE Acquisition Corp. - Class A(3)	1,015,738	214,018	-	-	1,229,756
Slam Corp. - Class A(2)	3,740,658	346,947	(3,740,658)	-	346,947
Spring Valley Acquisition Corp. II - Class A(3)	2,076,489	361,583	(1,021,532)	-	1,416,540
TortoiseEcofin Acquisition Corp. III - Class A(3)	2,941,659	155,000	(1,470,829)	-	1,625,830
Trajectory Alpha Acquisition Corp. - Class A(2)	399,144	-	(399,144)	-	-
Tristar Acquisition I Corp. - Class A(1)(3)	456,000	503,011	-	-	959,011
Valuence Merger Corp. I - Class A(3)	514,627	55,680	-	-	570,307
Zalatoris II Acquisition Corp.(1)(3)	-	599,000	-	-	599,000

Units
Specified Purpose Acquisitions - 0.4%
Aimfinity Investment Corp. I(1)(3)	314,640	-	-	-	314,640
Black Hawk Acquisition Corp.(1)	-	611,000	-	-	611,000
Haymaker Acquisition Corp. IV(2)	1	-	(1)	-	-

Warrants - 0.0%
Haymaker Acquisition Corp. IV(2)	653	-	-	-	653
Keen Vision Acquisition Corp.(3)(4)	1,215,815	-	-	-	1,215,815

(1)	Not an affiliate at the beginning of the period.
(2)	Not an affiliate at the end of the period.
(3)	Foreign security denominated in U.S. Dollars.
(4)	Non income producing

54

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2024 (Unaudited)

First Trust Multi Strategy Fund

	Value Beginning of Period	Additions	Reductions	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Dividend Income*
Collateralized Loan Obligations - 0.0%
Palmer Square Loan Funding Ltd.(1)(2)(3)(4)	78,750	-	(81,883)	-	3,133	-	-
Total	$78,750	$-	$(81,883)	$-	$3,133	$-	$-

First Trust Multi Strategy Fund

	Shares Beginning of Period	Purchases	Sales	Stock Split	Shares End of Period
Palmer Square Loan Funding Ltd.(1)(2)(3)(4)	500,000	-	-	-	500,000

*	Net of foreign withholding taxes.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $4,210,907, which represents 1.93% of the total net assets of the Fund.
(2)	All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral is $17,390,237, which represents 7.95% of the total net assets of the Fund.
(3)	Callable.
(4)	Variable rate security.

Note 14 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 15 - Investments by Other Registered Investment Companies

For purposes of the 1940 Act, each Fund is treated as a registered investment company. Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including shares of the Fund. Rule 12d1-4 of the 1940 Act permits other investment companies to invest in the Funds beyond the limits in Section 12(d)(1), subject to certain terms and conditions, including that such investment companies enter into an agreement with the Fund.

Note 16 – New Accounting Pronouncements and Regulatory Updates

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.

55

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2024 (Unaudited)

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 imposes limits on the amount of derivatives a Fund can enter into, eliminates the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and requires funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Funds have adopted procedures in accordance with Rule 18f-4.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds have adopted procedures in accordance with Rule 2a-5.

In March 2020, the FASB issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06, Reference Rate Reform (Topic 848) - Deferral of the Sunset Date of Topic 848, which extends the period through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

Note 17 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

56

First Trust Multi-Strategy Fund

SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory and Sub-Advisory Agreements

At a meeting held on November 21, 2023, the Board of Trustees (the “Board”) of Investment Managers Series Trust II (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between First Trust Capital Management L.P. (the “Advisor”) and Vest Financial LLC (“Vest Financial”) with respect to the First Trust Multi-Strategy Fund series of the Trust (the “Fund”), for an initial two-year term. In approving the Sub-Advisory Agreement, the Board, including the Independent Trustees, determined that such approval was in the best interests of the Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Fund and the Sub-Advisory Agreement from the Advisor, Vest Financial, and Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of Vest Financial; information regarding the background, experience, and compensation structure of relevant personnel who would be providing services to the Fund; information about fees charged by Vest Financial to comparable other products; information about the performance of comparable other products managed by Vest Financial; information about Vest Financial’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; and information regarding the proposed sub-advisory fee under the Sub-Advisory Agreement. The Board also received a memorandum from legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the Sub-Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Advisor or Vest Financial were present during the Board’s consideration of the Sub-Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In approving the Sub-Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent, and Quality of Services

The Board considered the reasons for the Advisor’s recommendation that Vest Financial replace Glenmede Investment Management, LP as the Fund’s sub-advisor with respect to its option writing strategies, noting the Advisor’s belief that Vest Financial’s expertise, extensive background, and history of innovation in derivatives and volatility-based investment solutions would result in a more differentiated offering and customized portfolio, enhance the Fund’s versatility, and offer long-term flexibility to the Fund. The Board also considered the portfolio management personnel and the investment strategies to be employed in the management of Vest Financial’s portion of the Fund’s assets. The Board considered, among other matters, that Vest Financial manages a number of portfolios for the Advisor across various product structures, and the risk/return profile and income profile that Vest Financial would seek with respect to the Fund’s assets it would manage. The Board considered Vest Financial’s history of managing registered investment company assets using option writing strategies. The Trustees noted, however, that although Vest Financial had a well-established infrastructure to manage option strategies, it did not manage any other accounts with the same underlying risk profile that Vest Financial’s portion of the Fund would have, and therefore Vest Financial did not have a directly relevant performance history for them to review.

57

First Trust Multi-Strategy Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board considered the overall quality of services proposed to be provided by Vest Financial to the Fund. In doing so, the Board considered the specific responsibilities Vest Financial would have for management of its portion of the Fund’s assets as well as the qualifications, experience, and responsibilities of the personnel who would be involved in the activities of the Fund. The Board noted that Vest Financial serves as investment advisor to other funds registered under the 1940 Act and had demonstrated an ability to manage such funds. The Board also considered the overall quality of Vest Financial’s organization and operations, and its compliance structure. The Board considered the Advisor’s favorable assessment of the nature and quality of the investment sub-advisory services expected to be provided to the Fund by Vest Financial and the Advisor’s recommendation to engage Vest Financial. In addition, the Board considered its familiarity with the overall quality of the oversight services provided by the Advisor to the Fund in monitoring the activities of the sub-advisors of the Fund. Based on its review and the Advisor’s recommendation, the Board and the Independent Trustees concluded that Vest Financial had sufficient quality and depth of personnel, resources, and investment methods necessary to perform its duties to the Fund under the Sub-Advisory Agreement. The Board and the Independent Trustees also concluded that, based on the various factors they had reviewed, the nature, overall quality, and extent of the management services expected to be provided by Vest Financial would likely be satisfactory.

Sub-Advisory Fee

The Board reviewed information regarding the sub-advisory fee proposed to be charged by Vest Financial with respect to the Fund. The Board noted that the fee payable to Vest Financial under the Sub-Advisory Agreement would be paid by the Advisor from the advisory fee that the Advisor receives from the Fund. The Board compared the advisory and sub-advisory fees in light of the respective services to be provided to the Fund by the Advisor and Vest Financial, respectively, noting the Advisor’s expectation that it would be actively monitoring Vest Financial’s investment strategy. The Board also reviewed information regarding the sub-advisory fee proposed to be charged by Vest Financial with respect to its portion of the Fund, and noted that Vest Financial serves as advisor to another registered investment company with similar objectives and policies (although a different underlying risk profile) as Vest Financial’s portion of the Fund. The Trustees also noted that the sub-advisory fee to be charged by Vest Financial with respect to its portion of the Fund is lower than the fees Vest Financial charges to manage the registered investment company with similar strategies as Vest Financial’s portion of the Fund. The Board noted that the sub-advisory fee to be charged by Vest Financial was within the range of the advisory fees that Vest Financial charges to manage separate accounts for institutional and high net worth clients with similar objectives and policies as Vest Financial’s portion of the Fund. The Board further observed that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to Vest Financial’s separate account clients, and that Vest Financial will provide more services to its portion of the Fund than it does to the separately managed accounts.

The Board and the Independent Trustees concluded that the proposed compensation payable to Vest Financial under the Sub-Advisory Agreement would be fair and reasonable in light of the nature and quality of the services proposed to be provided by Vest Financial to the Fund.

Benefits to Vest Financial

The Board also considered that the potential benefits to be received by Vest Financial as a result of its relationship with the Fund (other than its receipt of the sub-advisory fee), including any research received from broker-dealers providing execution services for the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of Vest Financial’s compliance program, the intangible benefits of its association with the Fund generally, and any favorable publicity arising in connection with the Fund’s performance.

58

First Trust Multi-Strategy Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders and, accordingly, approved the Sub-Advisory Agreement.1

[1]	At a meeting held on April 17, 2024, the Board and the Independent Trustees approved an amended and restated sub-advisory agreement that reduced Vest Financial’s sub-advisory fee.
59

First Trust Capital Management Funds

EXPENSE EXAMPLES

For the Periods Ended March 31, 2024 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchases within certain classes; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (Class A and Class C only) and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Merger Arbitrage Fund’s Class A and Class I actual and hypothetical examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2023 to March 31, 2024. The Fund’s Class C actual example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 31, 2024 (commencement of operations) to March 31, 2024. The Fund’s Class C hypothetical example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2023 to March 31, 2024.

The Multi-Strategy Fund’s actual and hypothetical examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2023 to March 31, 2024.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

60

First Trust Capital Management Funds

EXPENSE EXAMPLES - Continued

For the Periods Ended March 31, 2024 (Unaudited)

Merger Arbitrage Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period
		10/1/23	3/31/24	10/1/23 – 3/31/24
Class A	Actual Performance*	$1,000.00	$1,025.90	$11.30
	Hypothetical (5% annual return before expenses)**	1,000.00	1,013.84	11.24
		1/31/24***	3/31/24	1/31/24*** – 3/31/24
Class C	Actual Performance*	1,000.00	1,021.80	4.96
		10/1/23	3/31/24	10/1/23 – 3/31/24
	Hypothetical (5% annual return before expenses)**	1,000.00	1,010.28	14.80
		10/1/23	3/31/24	10/1/23 – 3/31/24
Class I	Actual Performance*	1,000.00	1,028.40	9.75
	Hypothetical (5% annual return before expenses)**	1,000.00	1,015.38	9.69

*	Expenses are equal to the Fund’s annualized expense ratios of 2.23%, 2.95% and 1.92% for Class A, Class C and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 183/366 (to reflect the six-month period) for Class A and Class I shares and by 61/366 (to reflect the since inception period) for Class C shares. Assumes all dividends and distributions were reinvested.
**	Expenses are equal to the Fund’s annualized expense ratios of 2.23%, 2.95% and 1.92% for Class A, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the six-month period). Assume all dividends and distributions were reinvested.
***	Commencement of operations.

Multi-Strategy Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		10/1/23	3/31/24	10/1/23 – 3/31/24
Class A	Actual Performance	$1,000.00	$1,047.90	$10.15
	Hypothetical (5% annual return before expenses)	1,000.00	1,015.09	9.99
Class C	Actual Performance	1,000.00	1,043.80	14.04
	Hypothetical (5% annual return before expenses)	1,000.00	1,011.26	13.81
Class I	Actual Performance	1,000.00	1,049.40	8.64
	Hypothetical (5% annual return before expenses)	1,000.00	1,016.57	8.50

*	Expenses are equal to the Fund’s annualized expense ratios of 1.98%, 2.75% and 1.69% for Class A shares, Class C shares and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 183/366 (to reflect the six-month period) for Class A shares, Class C shares and Class I shares. Assumes all dividends and distributions were reinvested.
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The First Trust Capital Management Funds

Each a series of Investment Managers Series Trust II

Investment Advisor

First Trust Capital Management L.P.

225 West Wacker Drive, 21st Floor

Chicago, Illinois 60606

Sub-Advisor

Palmer Square Capital Management, LLC

1900 Shawnee Mission Parkway, Suite 315

Mission Woods, Kansas 66205

Sub-Advisor

Vest Financial, LLC

8350 Broad Street

McLean, Virginia 22102

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

First Trust Portfolios L.P.

120 E. Liberty Drive, Suite 400

Wheaton, Illinois 60187

FUND INFORMATION

	TICKER	CUSIP
First Trust Merger Arbitrage Fund – Class A	VARAX	46141T 877
First Trust Merger Arbitrage Fund – Class C	VARCX	46144X 388
First Trust Merger Arbitrage Fund – Class I	VARBX	46141T 869
First Trust Multi-Strategy Fund – Class A	FTMAX	46141T 687
First Trust Multi-Strategy Fund – Class C	FTMCX	46144X 511
First Trust Multi-Strategy Fund – Class I	FTMIX	46141T 679

Privacy Principles of the First Trust Capital Management Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the First Trust Capital Management Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting

The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, are available, without charge and upon request by calling (877) 779-1999 or on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Funds file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Funds’ Form N-PORT on the SEC’s website at www.sec.gov.

Prior to the use of Form N-PORT, the Funds filed their complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (877) 779-1999.

First Trust Capital Management Funds

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (877) 779-1999

Item 1. Report to Stockholders (Continued).

(b)	Not Applicable

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date	6/7/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date	6/7/2024

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	6/7/2024